UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-21237

                     Unified Series Trust
(Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300
Indianapolis, IN                                  46208
(Address of principal executive offices)   Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian St. Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000

Date of fiscal year end:   11/30

Date of reporting period:  05/31/12

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Symons Institutional Funds

Semi-Annual Report

May 31, 2012

Fund Adviser:

Symons Capital Management, Inc.
650 Washington Road, Suite 800
Pittsburgh, PA 15228

Toll Free (877) 679-6667

www.scm-funds.com

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results.  The investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-877-679-6667.

*    Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**  The Russell 3000 Value Index is an unmanaged index that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above.  Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

The chart above assumes an initial investment of $10,000 made on December 22, 2006 (commencement of Fund operations) and held through May 31, 2012. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 3000 Value Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s returns. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-679-6667.  You should carefully consider the investment objective, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results.  The investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-877-679-6667.

*     Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**  The Russell 2000 Index is an unmanaged index that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objective, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above.  Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

The chart above assumes an initial investment of $10,000 made on May 6, 2008 (commencement of Fund operations) and held through May 31, 2012. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 2000 Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s returns. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-679-6667.  You should carefully consider the investment objective, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS – (Unaudited)

 1As a percent of net assets.

The investment objective of the Symons Value Institutional Fund is long-term capital appreciation.

 1As a percent of net assets.

The investment objective of the Symons Small Cap Institutional Fund is long-term capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

Each Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months from December 1, 2011 to April 30, 2012.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not any of the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

Symons Value Institutional Fund	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During the Period* December 1, 2011 – May 31, 2012
Actual	$1,000.00	$1,039.95	$7.29
Hypothetical **	$1,000.00	$1,017.85	$7.22

*Expenses are equal to the Fund’s annualized expense ratio of 1.43%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).
** Assumes a 5% return before expenses.

Symons Small Cap Institutional Fund	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During the Period* December 1, 2011 – May 31, 2012
Actual	$1,000.00	$973.35	$7.70
Hypothetical **	$1,000.00	$1,017.20	$7.87

*Expenses are equal to the Fund’s annualized expense ratio of 1.56%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).
** Assumes a 5% return before expenses.

Symons Institutional Funds
Symons Value Institutional Fund
Schedule of Investments
May 31, 2012
(Unaudited)

Common Stocks - 77.84%	Shares	Fair Value

Beverages - 3.19%
PepsiCo, Inc.	41,000	$2,781,850

Biological Products, No Diagnostic Substances - 3.78%
Amgen, Inc.	47,500	3,302,200

Cigarettes - 5.15%
Philip Morris International, Inc.	53,200	4,495,932

Computer Communications Equipment - 2.62%
Cisco Systems, Inc.	140,200	2,289,466

Computer Peripheral - 2.65%
Xerox Corp.	320,500	2,314,010

Electric Services - 12.09%
Duke Energy Corp.	190,100	4,178,398
PPL Corp.	87,700	2,400,349
Southern Co./The	86,700	3,980,397
		10,559,144

Electromedical & Electrotherapeutic Apparatus - 1.87%
Medtronic, Inc.	44,200	1,628,328

Food & Kindred Products - 3.73%
Campbell Soup Co.	102,800	3,258,760

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 2.70%
Hasbro, Inc.	66,600	2,358,972

Gold & Silver Ores - 3.28%
Gold Fields, Ltd. (a)	216,200	2,864,650

Grain Mill Products - 1.03%
Kellog Co.	18,500	902,430

Malt Beverages - 2.95%
Molson Coors Brewing Co.	67,000	2,576,150

Pharmaceutical Preparations - 4.89%
GlaxoSmithKline PLC (a)	43,300	1,909,963
Novartis AG (a)	45,400	2,362,162
		4,272,125
Retail - Drug Stores & Proprietary Stores - 4.91%
CVS Caremark Corp.	95,410	4,287,725

Retail - Family Clothing Stores - 2.89%
Gap, Inc./The	95,200	2,522,800

Retail - Variety Stores - 2.11%
Target Corp.	31,867	1,845,418

Search, Detection, Navigation, Guidance, Aeronautical System - 3.06%
Northrop Grumman Corp.	45,500	2,673,125

Services - Prepackaged Software - 4.30%
Microsoft Corp.	128,800	3,759,672

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 4.57%
Procter & Gamble Co./The	64,100	3,992,789

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Value Institutional Fund
Schedule of Investments - continued
May 31, 2012
(Unaudited)

Common Stocks - 77.84% - continued	Shares	Fair Value

Sugar & Confectionery Products - 2.58%
Hershey Co./The	33,700	$2,253,182

Telecommunications - 3.49%
AT&T, Inc.	89,300	3,051,381

TOTAL COMMON STOCKS (Cost $61,541,570)		67,990,109

Real Estate Investment Trusts - 2.99%

Annaly Capital Management, Inc.	157,300	2,614,326

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,530,466)		2,614,326

Money Market Securities - 18.92%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.01% (b)	16,522,971	16,522,971

TOTAL MONEY MARKET SECURITIES (Cost $16,522,971)		16,522,971

TOTAL INVESTMENTS (Cost $80,595,007) - 99.75%		$87,127,406

Other assets less liabilities - 0.25%		215,571

TOTAL NET ASSETS - 100.00%		$87,342,977

(a) American Depositary Receipt.
(b) Variable rate security; the money market rate shown represents the rate at May 31, 2012.

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments
May 31, 2012
(Unaudited)

Common Stocks - 82.40%	Shares	Fair Value

Agriculture Production - Crops - 0.68%
Chiquita Brands International, Inc. (a)	15,825	$85,772

Agriculture Production - Livestock & Animal Specialties - 1.08%
Cal - Maine Foods, Inc.	3,850	136,829

Blankbooks, Looseleaf, Binders & Bookbinding & Related Work - 1.11%
Deluxe Corp.	6,100	141,032

Canned, Frozen, & Preserved Fruit, Vegetables, & Food Specialties - 1.26%
TreeHouse Foods, Inc. (a)	2,800	159,628

Communication Services - 3.61%
NeuStar, Inc. - Class A (a)	14,200	456,956

Electric & Other Services Combined - 1.19%
Avista Corp.	5,900	149,919

Electric Services - 5.31%
Atlantic Power Corp.	21,560	287,610
El Paso Electric Co.	7,030	215,751
Portland General Electric Co.	6,700	168,505
		671,866

Electronic Components - 0.99%
Power-One, Inc. (a)	30,100	124,915

Finance Services - 1.73%
Green Dot Corp. - Class A (a)	10,320	219,197

Fire, Marine & Casualty Insurance - 3.76%
Endurance Specialty Holdings Ltd.	4,030	157,412
Tower Group, Inc.	16,180	317,613
		475,025

Food & Kindred Products - 0.27%
Flowers Foods, Inc.	1,575	34,682

Footwear (No Rubber) - 1.38%
Brown Shoe Company, Inc.	14,650	174,189

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 1.38%
JAKKS Pacific, Inc.	9,450	174,731

Gold & Silver Ores - 3.05%
Golden Star Resources, Ltd. (a)	162,490	172,239
Silvercorp Metals, Inc.	35,350	214,221
		386,460

Guided Missiles & Space Vehicle Parts - 1.02%
Alliant Techsystems, Inc.	2,630	128,738

Greeting Cards - 1.17%
American Greetings Corp. - Class A	10,520	147,596

Laboratory Analytical Instruments - 1.09%
Integra LifeSciences Holdings Corp. (a)	3,900	138,489

Miscellaneous Food Preparations & Kindred Products - 1.44%
Medifast, Inc. (a)	10,100	182,406

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
May 31, 2012
(Unaudited)

Common Stocks - 82.40% - continued	Shares	Fair Value

Natural Gas Transmission -2.29%
New Jersey Resources Corp.	6,900	$289,662

Office Furniture - 1.12%
Herman Miller, Inc.	7,700	142,296

Optical Instruments & Lenses -1.08%
II-VI, Inc. (a)	7,200	136,080

Patent Owners & Lessors - 0.87%
InterDigital, Inc.	4,450	109,870

Poultry Processing - 1.34%
Sanderson Farms, Inc.	3,090	169,765

Radio & TV Broadcasting & Communications Equipment - 1.84%
Orbital Sciences Corp. (a)	20,750	232,192

Retail - Apparel & Accesory Stores - 2.77%
Aeropostale, Inc. (a)	18,950	350,575

Retail - Family Clothing Stores - 1.17%
Buckle, Inc. / The	3,780	147,949

Retail - Miscellaneous - 1.85%
EZCORP, Inc. - Class A (a)	9,910	233,876

Semiconducter & Related Devices - 2.24%
GT Advanced Technologies, Inc. (a)	28,000	117,600
Spreadtrum Communications, Inc. (b)	9,280	166,112
		283,712

Services - Advertising Agencies -1.11%
ValueClick, Inc (a)	8,000	140,320

Services - Business Services - 4.49%
Cardtronics, Inc. (a)	6,410	179,608
Digital Generation, Inc. (a)	14,700	139,797
Websense, Inc. (a)	13,410	249,158
		568,563

Services - Computer Integrated Systems Design - 1.93%
CACI International, Inc. - Class A (a)	5,710	244,388

Services - Computer Processing & Data Preparation - 2.50%
CSG Systems International, Inc. (a)	19,170	316,305

Services - Equipment Rental & Leasing - 1.23%
Aaron's, Inc	5,850	155,317

Services - Home Health Care Services - 2.42%
Chemed Corp.	5,500	305,525

Services - Motion Picture & Video Tape Production - 1.11%
DreamWorks Animation SKG, Inc. (a)	7,900	140,541

Services - Personal Services - 4.17%
Coinstar, Inc. (a)	5,910	363,051
Regis Corp.	8,960	164,058
		527,109

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
May 31, 2012
(Unaudited)

Common Stocks - 82.40% - continued	Shares	Fair Value

Sporting Goods - 0.98%
Callaway Golf Co.	22,350	$123,372

Surgical & Medical Instruments & Apparatus - 1.16%
Hill - Rom Holdings, Inc.	5,000	147,050

Telegraph & Other Message Communications - 1.03%
j2 Global, Inc.	5,380	130,142

Telephone Communications (No Radio Telephone) - 1.21%
Lumos Networks Corp.	5,125	52,531
NTELOS Holdings Corp.	5,225	100,006
		152,537

Water Supply - 5.64%
American States Water Co.	10,200	375,258
California Water Service Group	19,460	338,799
		714,057

Wholesale - Beer, Wine & Distilled Alcoholic Beverages - 0.51%
Central European Distribution Corp. (a)	16,600	65,072

Wholesale - Electronic Parts & Equipment - 0.55%
Brightpoint, Inc. (a)	14,170	69,008

Wholesale - Groceries & General Line - 1.26%
United Natural Foods, Inc. (a)	3,150	159,705

Wholesale - Paper & Paper Products - 1.07%
United Stationers, Inc.	5,350	135,088

Women's, Misses', & Junior's Outerwear - 1.94%
Jones Group, Inc./The	25,400	244,856

TOTAL COMMON STOCKS (Cost $11,889,811)		10,423,362

Real Estate Investment Trusts - 3.34%

Colony Financial, Inc.	9,000	151,200
Government Properties Income Trust	12,700	271,653

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $460,083)		422,853

Money Market Securities - 14.23%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.01% (c)	1,800,507	1,800,507

TOTAL MONEY MARKET SECURITIES (Cost $1,800,507)		1,800,507

TOTAL INVESTMENTS (Cost $14,150,401) - 99.97%		$12,646,722

Other assets less liabilities - 0.03%		3,593

TOTAL NET ASSETS - 100.00%		$12,650,315

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at May 31, 2012.

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Assets and Liabilities
May 31, 2012
(Unaudited)

		Symons
	Symons Value	Small Cap
	Institutional	Institutional
	Fund	Fund
Assets
Investment in securities:
At cost	$80,595,007	$14,150,401
At fair value	$87,127,406	$12,646,722

Dividends receivable	255,468	11,355
Receivable for Fund shares sold	61,419	481
Prepaid expenses	24,604	17,680
Interest receivable	167	21
Total assets	87,469,064	12,676,259

Liabilities
Payable to Adviser (a)	86,872	6,907
Payable for Fund shares redeemed	12,645	1,994
Payable to administrator, transfer agent, and fund accountant (a)	11,622	2,175
Payable to custodian (a)	1,263	114
Payable to trustees and officers	33	46
Other accrued expenses	13,652	14,708
Total liabilities	126,087	25,944

Net Assets	$87,342,977	$12,650,315

Net Assets consist of:
Paid in capital	$79,700,082	$13,697,492
Accumulated undistributed net investment income (loss)	(294)	(21,303)
Accumulated undistributed net realized gain (loss) from
investment transactions and foreign currency translation	1,110,790	477,862
Net unrealized appreciation (depreciation) on
investment transactions and foreign currency translation	6,532,399	(1,503,736)

Net Assets	$87,342,977	$12,650,315

Shares outstanding (unlimited number of shares authorized)	8,143,541	1,506,268

Net Asset Value and offering price per share	$10.73	$8.40

Redemption price per share (Net Asset Value * 98%) (b)	$10.52	$8.23

(a) See Note 4 in the Notes to the Financial Statements.
(b) The Funds charge a 2% redemption fee on shares redeemed within 60 calendar days of purchase.
Shares are redeemed at the net asset value if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Operations
For The Period Ended May 31, 2012
(Unaudited)

		Symons
	Symons Value	Small Cap
	Institutional	Institutional
	Fund	Fund

Investment Income
Dividend income (net of foreign withholding tax of
$15,973 and $1,910 respectively)	$1,275,829	$88,118
Interest income	909	145
Total Income	1,276,738	88,263

Expenses
Investment Adviser fee (a)	415,733	77,253
Administration expenses (a)	26,675	4,296
Transfer agent expenses	23,033	11,449
Fund accounting expenses (a)	19,738	3,609
Registration expenses	9,098	11,987
Custodian expenses (a)	7,195	2,028
Audit expenses	6,674	6,674
Report printing expenses	6,261	4,618
Legal expenses	5,993	5,026
Trustee expenses	4,692	4,716
CCO expenses	4,232	4,238
Insurance expenses	1,562	1,651
Pricing expenses	891	1,692
24f-2 expenses	766	136
Miscellaneous expenses	(60)	298
Total Expenses	532,483	139,671
Fees and expenses recouped by Adviser (a)	62,487	-
Fees waived and expenses reimbursed by Adviser (a)	-	(30,238)
Net operating expenses	594,970	109,433
Net investment income (Loss)	681,768	(21,170)

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities	1,144,797	645,106
Foreign Currency	(1,037)	152
Change in unrealized appreciation (depreciation) on:
Investment Securities	1,245,923	(957,421)
Foreign Currency	-	(71)
Net realized and unrealized gain (loss) on investment
securities and foreign currency	2,389,683	(312,234)
Net increase (decrease) in net assets resulting
from operations	$3,071,451	$(333,404)

(a) See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Changes In Net Assets

	Symons Value Institutional Fund

	For the Six
	Months Ended	Year ended
	May 31, 2012 (Unaudited)	November 30, 2011
Operations
Net investment income (loss)	$681,768	$600,913
Net realized gain (loss) on investment securities and
foreign currency	1,143,760	2,069,923
Change in unrealized appreciation (depreciation)
on investment securities and foreign currency	1,245,923	1,851,217
Net increase (decrease) in net assets resulting from operations	3,071,451	4,522,053

Distributions
From net investment income	(682,062)	(601,949)
From net realized gain	-	(1,961,724)
From return of capital	-	(424,979)
Total distributions	(682,062)	(2,988,652)

Capital Share Transactions
Proceeds from shares sold	18,671,117	36,723,822
Reinvestment of distributions	565,318	2,501,449
Amount paid for shares redeemed	(6,109,580)	(15,454,722)
Proceeds from redemption fees (a)	3,989	4,733
Net increase (decrease) in net assets resulting
from share transactions	13,130,844	23,775,282

Total Increase (Decrease) in Net Assets	15,520,233	25,308,683

Net Assets
Beginning of period	71,822,744	46,514,061

End of period	$87,342,977	$71,822,744

Accumulated undistributed net investment income (loss)
included in net assets at end of period	$(294)	$-

Capital Share Transactions
Shares sold	1,753,722	3,442,834
Shares issued in reinvestment of distributions	52,247	251,149
Shares redeemed	(568,610)	(1,468,401)

Net increase (decrease) from capital share transactions	1,237,359	2,225,582

(a) The Fund charges a redemption fee of 2% on shares redeemed within 60 calendar days of purchase.

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Changes In Net Assets

	Symons Small Cap Institutional Fund

	For the Six
	Months Ended	Year ended
	May 31, 2012 (Unaudited)	November 30, 2011
Operations
Net investment income (loss)	$(21,170)	$(21,582)
Net realized gain (loss) on investment securities and
foreign currency	645,258	1,225,377
Change in unrealized appreciation (depreciation)
on investment securities and foreign currency	(957,492)	(1,717,342)
Net increase (decrease) in net assets resulting from operations	(333,404)	(513,547)

Distributions
From net realized gain	-	(1,371,573)
From return of capital	-	(32,052)
Total distributions	-	(1,403,625)

Capital Share Transactions
Proceeds from shares sold	1,243,506	6,150,333
Reinvestment of distributions	-	1,391,429
Amount paid for shares redeemed	(2,678,421)	(4,088,928)
Proceeds from redemption fees (a)	106	643
Net increase (decrease) in net assets resulting
from share transactions	(1,434,809)	3,453,477

Total Increase (Decrease) in Net Assets	(1,768,213)	1,536,305

Net Assets
Beginning of period	14,418,528	12,882,223

End of period	$12,650,315	$14,418,528

Accumulated undistributed net investment income (loss)
included in net assets at end of period	$(21,303)	$(133)

Capital Share Transactions
Shares sold	141,733	595,498
Shares issued in reinvestment of distributions	-	172,634
Shares redeemed	(306,129)	(407,509)

Net increase (decrease) from capital share transactions	(164,396)	360,623

(a) The Fund charges a redemption fee of 2% on shares redeemed within 60 calendar days of purchase.

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Financial Highlights
(For a share outstanding throughout each period)

	Symons Value Institutional Fund
	For the Six
	Months Ended										Period ended
	May 31, 2012		Year ended		Year ended		Year ended		Year ended		November 30,
	(Unaudited)		November 30, 2011		November 30, 2010		November 30, 2009		November 30, 2008		2007	(a)
Selected Per Share Data:

Net asset value, beginning of period	$ 10.40		$ 9.94		$ 9.79		$ 7.94		$ 10.41		$ 10.00

Income from investment operations:
Net investment income (loss)	0.09		0.11	(b)	0.09	(b)	0.09	(b)	0.14	(b)	0.07
Net realized and unrealized gain
(loss) on investments	0.32		0.80		0.56		1.95		(2.37)		0.35
Total income (loss) from investment operations	0.42		0.91		0.65		2.04		(2.23)		0.42

Less distributions:
From net investment income	(0.09)		(0.09)		(0.13)		(0.08)		(0.06)		(0.01)
From net realized gain	-		(0.30)		(0.37)		(0.11)		(0.20)		-
From return of capital	-		(0.06)		-		-		-		-
Total distributions	(0.09)		(0.45)		(0.50)		(0.19)		(0.26)		(0.01)

Paid in capital from redemption fees	-	(c)	-	(c)	-	(c)	-	(c)	0.02		-	(c)

Net asset value, end of period	$ 10.73		$ 10.40		$ 9.94		$ 9.79		$ 7.94		$ 10.41

Total Return (d)	3.99%	(e)	9.33%		6.66%		26.14%		(21.76)%		4.22%	(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 87,343		$ 71,823		$ 46,514		$ 34,058		$ 6,565		$ 4,262

Ratio of expenses to average net assets	1.43%	(f)	1.45%		1.46%		1.46%		1.47%	(g)	1.49%	(f)
Ratio of expenses to average net assets
before waiver or recoupment by Adviser	1.28%	(f)	1.43%		1.65%		1.91%		4.34%		8.63%	(f)
Ratio of net investment income (loss) to
average net assets	1.63%	(f)	1.00%		0.86%		1.00%		1.49%		1.15%	(f)
Ratio of net investment income (loss) to
average net assets before waiver or recoupment by Adviser	1.78%	(f)	1.02%		0.67%		0.55%		(1.38)%		(5.99)%	(f)
Portfolio turnover rate	17.06%		80.41%		57.49%		38.24%		70.54%		41.42%

(a) For the period December 22, 2006 (Commencement of Operations) to November 30, 2007.
(b) Calculated using average shares method.
(c) Redemption fees resulted in less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) Annualized.
(g) Effective March 31, 2008, the Adviser agreed to waive fees to maintain Fund expenses at
1.46%. Prior to that date, the expense cap was 1.49%.

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Financial Highlights
(For a share outstanding throughout each period)

	Symons Small Cap Institutional Fund

	For the Six Months Ended May 31, 2012 (Unaudited)		Year ended November 30, 2011		Year ended November 30, 2010		Year ended November 30, 2009		Period ended November 30, 2008	(a)

Selected Per Share Data:

Net asset value, beginning of period	$ 8.63		$ 9.83		$ 8.27		$ 5.60		$ 10.00

Income from investment operations:
Net investment income (loss)	(0.01)		(0.01)	(b)	(0.01)	(b)	(0.03)	(b)	0.01
Net realized and unrealized gain
(loss) on investments	(0.22)		(0.27)		1.74		2.76		(4.41)
Total income (loss) from investment operations	(0.23)		(0.28)		1.73		2.73		(4.40)

Less distributions:
From net investment income	-		-		-		-	(c)	-
From net realized gain	-		(0.90)		(0.17)		(0.05)		-
From return of capital	-		(0.02)		-		(0.01)		-
Total distributions	-		(0.92)		(0.17)		(0.06)		-

Paid in capital from redemption fees (d)	-		-		-		-		-

Net asset value, end of period	$ 8.40		$ 8.63		$ 9.83		$ 8.27		$ 5.60

Total Return (e)	(2.67)%	(f)	(2.25)%		20.93%		49.15%		(44.00)%	(f)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 12,650		$ 14,419		$ 12,882		$ 2,587		$ 519

Ratio of expenses to average net assets	1.56%	(g)	1.56%		1.56%		1.56%		1.56%	(g)
Ratio of expenses to average net assets
before reimbursement by Adviser	1.99%	(g)	2.07%		3.33%		16.87%		37.41%	(g)
Ratio of net investment income (loss) to
average net assets	(0.30)%	(g)	(0.14)%		(0.25)%		(0.37)%		0.19%	(g)
Ratio of net investment income (loss) to
average net assets before reimbursement by Adviser	(0.73)%	(g)	(0.65)%		(2.02)%		(15.68)%		(35.66)%	(g)
Portfolio turnover rate	31.54%		119.63%		46.35%		54.75%		13.10%

(a) For the period May 6, 2008 (Commencement of Operations) to November 30, 2008.
(b) Calculated using average shares method.
(c) Distributions amounted to less than $0.005 per share.
(d) Redemption fees resulted in less than $0.005 per share.
(e) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f) Not annualized.
(g) Annualized.

See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Notes to the Financial Statements
May 31, 2012
(Unaudited)

NOTE 1. ORGANIZATION

The Symons Value Institutional Fund (the “Value Fund”) and Symons Small Cap Institutional Fund (the “Small Cap Fund”) (each a “Fund” and, collectively the “Funds”) were each organized as a diversified series of Unified Series Trust (the “Trust”). The Value Fund was organized on November 13, 2006 and commenced operations on December 22, 2006.  The Value Fund was formerly known as the Symons Alpha Value Institutional Fund.  The name change was effective March 30, 2009.  The Small Cap Fund was organized on February 10, 2008 and commenced operations on May 6, 2008.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series.  Each Fund is one of a series of funds currently authorized by the Trustees.  The investment adviser to the Funds is Symons Capital Management, Inc. (the “Adviser”).  The investment objective of each Fund is long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income tax. The Funds intend to qualify each year as “regulated investment companies” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the period ended May 31, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2008.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board of the Trust or the “Board”).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions - Each Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute  its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Symons Institutional Funds
Notes to the Financial Statements - continued
May 31, 2012
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or closing prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid

Symons Institutional Funds
Notes to the Financial Statements - continued
May 31, 2012
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Value Fund’s investments as of May 31, 2012:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$67,990,109	$-	$-	$67,990,109
Real Estate Investment Trusts	2,614,326	-	-	2,614,326
Money Market Securities	16,522,971	-	-	16,522,971

Total	$87,127,406	$-	$-	$87,127,406

*Refer to the Schedule of Investments for industry classifications.

Symons Institutional Funds
Notes to the Financial Statements - continued
May 31, 2012
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The following is a summary of the inputs used to value the Small Cap Fund’s investments as of May 31, 2012:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$10,423,362	$-	$-	$10,423,362

Real Estate Investment Trusts	422,853	-	-	422,853
Money Market Securities	1,800,507	-	-	1,800,507

Total	$12,646,722	$-	$-	$12,646,722

*Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended May 31, 2012, the Funds had no transfers between any Levels. The Funds did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser of the Funds, under the terms of the management agreements (the “Agreements”), manages each Fund’s investments subject to approval of the Board. As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Value Fund and at an annual rate of 1.10% of the average daily net assets of the Small Cap Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund expenses, but only to the extent necessary so that each Fund’s total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short),  taxes, extraordinary expenses, and any indirect expenses (such as Fees and Expenses of Acquired Funds) do not exceed 1.46% of the Fund’s average daily net assets with respect to the Value Fund and 1.56% of the Fund’s average daily net assets with respect to the Small Cap Fund, through March 31, 2016.  Each waiver or reimbursement by the Adviser is subject to repayment by a Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitations in place at the time of the waiver. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.  Please see the chart below for information regarding the management fees, fee waivers, and expenses reimbursed by each Fund for the period ended May 31, 2012.

	Value Fund	Small Cap Fund

Management fee (as a percent of average net assets)	1.00%	1.10%

Expense limitation (as a percent of average net assets)	1.46%	1.56%

Management fees earned	$415,733	$77,253

Fees and expenses recouped	$62,487	$-

Fees waived and expenses reimbursed	$-	$30,238

Symons Institutional Funds
Notes to the Financial Statements - continued
May 31, 2012
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The amounts subject to repayment by each Fund, pursuant to the aforementioned conditions, at November 30, 2011, are as follows:

Fund	Amount	To be repaid by November 30,

Value Fund	97,370	2012
	72,615	2013

Small Cap Fund	180,387	2012
	114,208	2013
	77,937	2014

At May 31, 2012, the Value Fund and Small Cap Fund owed the Adviser $86,872 and $6,907 respectively, in accrued management fees.

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Funds’ business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel.

The Trust also retains HASI to act as each Fund’s transfer agent and to provide fund accounting services. Expenses incurred by the Funds for these expenses are allocated to the individual Funds based on each Fund’s relative net assets. Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Funds and Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”).  A Trustee of the Trust is a member of management of the Custodian.  For the period ended May 31, 2012, fees for administrative, transfer agent, and fund accounting services, reimbursement of out-of-pocket expenses, and Custodian expenses and the amounts due to HASI and the Custodian at May 31, 2012 were as follows:

	Value Fund	Small Cap Fund

Administration expenses	$26,675	$4,296

Transfer agent expenses	$23,033	$11,449

Fund accounting expenses	$19,738	$3,609

Custodian expenses	$7,195	$2,028

Payable to HASI	$11,622	$2,175

Payable to Custodian	$1,263	$114

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds.  There were no payments made to the Distributor by the Value Fund or the Small Cap Fund for the period ended May 31, 2012.  The Distributor, HASI, and the Custodian are controlled by Huntington Bancshares, Inc.  A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor), and certain officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

Symons Institutional Funds
Notes to the Financial Statements - continued
May 31, 2012
(Unaudited)

NOTE 5.  INVESTMENT TRANSACTIONS

For the period ended May 31, 2012, purchases and sales of investment securities, other than short-term investments, were as follows:

	Value Fund	Small Cap Fund

Purchases
U.S. Government Obligations	$-	$-
Other	20,516,316	3,623,914
Sales
U.S. Government Obligations	$-	$-
Other	11,336,179	4,825,304
At May 31, 2012, the appreciation (depreciation) of investments for tax purposes was as follows:

	Value Fund	Small Cap Fund
Gross Appreciation	$8,172,162	$474,722
Gross (Depreciation)	(1,672,733)	(2,145,799)
Net Appreciation (Depreciation)
on Investments	$6,499,429	$(1,671,076)

Tax Cost	$80,627,977	$14,317,798

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2012, Charles Schwab & Co. (“Schwab”), for the benefit of its customers, owned 27.40% and 67.97% of the Value Fund and the Small Cap Fund, respectively. As a result, Schwab may be deemed to control the Value Fund and the Small Cap Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

Value Fund: For the six months ended May 31, 2012, the Value Fund paid quarterly income distributions totaling $0.086 per share to shareholders.

On November 25, 2011, the Value Fund paid an income distribution of $0.0899 per share, a return of capital of $0.0640, and a long-term capital gain distribution of $0.2936 per share, to shareholders of record on November 23, 2011.

The tax character of distributions paid during the fiscal years ended November 30, 2011 and 2010 were as follows:

Distributions paid from:	2011	2010
Ordinary Income*	601,949	$979,925
Long-term Capital Gain	1,961,724	1,243,957
Return of Capital	424,979	-
	$2,988,652	$2,223,882

*Short term capital gain distributions are treated as ordinary income for tax purposes.

Symons Institutional Funds
Notes to the Financial Statements - continued
May 31, 2012
(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS - continued

Small Cap Fund: On November 25, 2011, the Small Cap Fund paid a short-term capital gain distribution of $0.3632 per share, a long-term capital gain distribution of $0.5299 per share, and a return of capital of $0.0209 per share, to shareholders of record on November 23, 2011.

The tax character of distributions paid during the fiscal years ended November 30, 2011 and 2010 were as follows:

Distributions paid from:	2011	2010
Ordinary Income*	$557,728	$31,246
Long-term Capital Gain	813,845	188,873
Return of Capital	32,052	2,012
	$1,403,625	$222,131

*Short term capital gain distributions are treated as ordinary income for tax purposes.

At November 30, 2011, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Value Fund	Small Cap Fund
Unrealized appreciation (depreciation)	$5,253,506	$(713,655)
Other Accumulated Losses	-	(118)
	$5,253,506	$(713,773)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and post-October losses in the amount of $32,970 and $0 for the Value Fund and of $1,722 and $165,675 for the Small Cap Fund.

NOTE 9:  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Trust.  There are no subsequent events to report.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Funds at (877) 679-6667 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Kenneth G.Y. Grant
Nancy V. Kelly, Interested

OFFICERS
John C. Swhear, Interim President
Robert W. Silva, Principal Financial Officer and Treasurer
Tara Pierson, Secretary
Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISER
Symons Capital Management, Inc.
650 Washington Road, Suite 800
Pittsburgh, PA 15228

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One U.S. Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 S. High St.
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus, which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Semi-Annual Report

May 31, 2012

www.1492Funds.com

Fund Adviser:

1492 Capital Management, LLC
309 North Water Street, Suite 505
Milwaukee, WI  53202

Toll Free (877) 571-1492

1492 Funds – Discovering Opportunity

May 31, 2012

Dear fellow shareholder,

Welcome to our inaugural semi-annual report.  With just over five months of history as the 1492 Funds, we’d like to take this opportunity to discuss our investment philosophy, to provide you with a portfolio management update on each of the funds and to shed some light on how each portfolio is positioned.

Our investment philosophy very simply stated is that stock selection is key to creating excess returns and that our extensive use of fundamental research is where it begins.  We meet with hundreds of companies annually, collecting individual data points across many sectors and industries, which we then weave into themes that we believe will provide a catalyst for revenue and earnings growth.  We seek to identify all the companies in the small cap space that will be beneficiaries of one of our themes, looking horizontally at competitors and vertically up and down the supply chain.  Once we’ve identified a company, we subject it to a rigorous valuation process, focusing on earnings, cash flow generation, the balance sheet and the quality of management.  If all boxes are checked, the company becomes a candidate for the funds.

Sometimes our rigorous fundamental research gets trumped by macro economic tribulations.  The beginning of this year has proven to be similar to the past two years where investors have run for the hills as short sightedness has obstructed the view and focus of long term investing.  We are long term investors and we believe that our hard work and patience regarding the resolution of overseas and even domestic issues will lead small cap equities to be an attractive investment going forward.   Please read on to learn more from the portfolio managers of each the 1492 Small Cap Growth Fund and the 1492 Small Cap Value Fund.

Sincerely,

Joe Frohna and Tim Stracka
Founding Principals

*************************************

1492 Small Cap Growth Fund -- Commentary

Small cap growth stocks produced strong returns during the first four months of calendar 2012, but gave back most of those gains during the month of May.  From January 1 to April 30, the 1492 Small Cap Growth Fund returned 12.78%, outperforming its benchmark, the Russell 2000 Growth Index, which returned 11.42%.  However, during the stock market correction in May, most of the absolute performance and all of the relative outperformance of the 1492 Small Cap Growth Fund was given back.  From the fund’s inception date, December 30, 2011, through May 31, 2012, the 1492 Small Cap Growth Fund returned 0.90% compared to the Russell 2000 Growth Index, which returned 3.04%.

A warmer than average winter, which may have pulled forward some economic activity into the first quarter, combined with strong corporate profits and low interest rates, helped drive strong stock market performance through April.  However, “sell in May” returned for the third year in a row, as equity markets began worrying again about the European debt crises, a slowdown in the Chinese economy, and the upcoming “fiscal cliff” in the U.S.  These concerns were the primary reason for the market’s retreat in May.

Since the 1492 Small Cap Growth Fund typically invests in growth companies early in their lifecycle, the fund’s average market cap skews smaller than the average market cap of the Russell 2000 Growth Index.  Over the mid-to-long term, history supports the notion that smaller growth companies outperform the broader market, but during times of market stress and high volatility, smaller, less liquid stocks usually underperform.

From inception through May 31, the fund benefited from stock selections in the Industrials sector, led by Manitex International, Inc. (MNTX), a manufacturer of specialty boom trucks and cranes sold into the Energy sector.  Manitex reported that its first quarter backlog rose 179% from the year ago period and increased 59% from its year-end backlog.  The company’s strong fundamentals drove a 93.2% increase in its stock price during this period.  The second best performer for the fund was Cirrus Logic, Inc. (CRUS).  Cirrus Logic is a semiconductor company that manufacturers circuits for the audio and energy markets.  With Apple, Inc. accounting for 70% of its sales, Cirrus Logic is benefiting from the strength of Apple’s business.  As a result, the stock increased 78.4% during the same period.

The downside for the fund included an investment in OCZ Technology Group, Inc. (OCZ), which manufactures solid state storage drives and power management products for high-performance computers.  Because investors have become worried about increased competition and the company’s exposure to Europe, the stock declined -53.1% from our initial purchase.  The market appears to be overreacting to these potential risks and, as a result, the fund averaged down, buying more of OCZ at lower levels.  Another stock that impacted performance for the fund was Discovery Laboratories, Inc. (DSCO), a drug development company that recently received FDA approval for a proprietary synthetic surfactant for the treatment of respiratory disorders in premature babies.  Following FDA approval, the stock retreated as the company sold additional shares into the market diluting existing shareholders. Meanwhile, investors have become increasingly impatient waiting for commercialization.  As a result, the stock declined -50.5% from where we initially purchased shares.  However, since commercialization should be a catalyst to move the stock higher later this year, the fund averaged down, buying more shares of DSCO at lower levels.

The structural issues impacting Europe could persist for some time.  Therefore, the 1492 Small Cap Growth Fund has sold most of its investments that have direct exposure to the European market.  At the same time, the fund has been repositioned to capitalize on the many secular growth themes in the U.S. market.  Themes the fund is currently invested in include: auto dealerships; aerospace suppliers; home builders; human resource outsourcing; oil-focused energy; software-as-a-service; and, social-local-mobile companies.  Looking ahead, we believe these are quality growth themes that should help lead the market higher and could position the 1492 Small Cap Growth Fund for outperformance.

******************************************

1492 Small Cap Value Fund – Commentary

During the first five months of 2012, small cap value stocks seemed to move to the lyrics from the “Do It Again” song by the rock band The Kinks – “Back where we started.  Here we go round again.”  After a strong start in the first four months of the year, the “sell in May and go away” crowd took center stage for its third encore in as many years and the market retreated to within a stride or two of where we started the year.  Specifically, during the first four months of the year, the 1492 Small Cap Value Fund returned 8.93% compared to the Russell 2000 Value Index advance of 9.98%.  May was a particularly difficult month for the fund and resulted in a since inception return (December 30, 2011) for the period ending May 31, 2012, of -3.30% versus 2.57% for the Russell 2000 Value Index.

Why was May so difficult for the market and even more challenging for the 1492 Small Cap Value Fund?   In short, macroeconomics ruled the roost with a constant barrage of bad news on the Chinese economy and worse news on the European debt crisis.  Having witnessed a difficult macro picture the last two years, as well during the month of May, investors voted with their feet and ran for the exits.  The 1492 Small Cap Value Fund underperformed a mediocre market due largely to poor stock performance in the Energy and Materials sectors.  While we focus on low debt, dividend paying companies with discounted valuations in the portfolio, investor disinterest in most commodity oriented stocks overwhelmed these stocks’ attractive investment characteristics.  Additionally, the weakening of the Euro and corresponding strengthening of the U.S. dollar has proven to be an exceptionally strong headwind for most commodity oriented stocks over the past few years.  While we expect this currency relationship could reverse quickly with any semblance of a resolution on the European sovereign debt situation, predicting the timing of such an event has been futile.

On the positive side of the ledger, the 1492 Small Cap Value Fund benefitted from strong performance from Panama based airline Copa Holdings S.A. (CPA) and retailer Hot Topic, Inc. (HOTT) which climbed 38.3% and 32.9%, respectively, for the holding period through May 31.  Copa shares benefitted from strong traffic results and industry leading operating margins due to its focus on smaller, less competitive routes throughout Central and South America.  Hot Topic’s merchandising turnaround was warmly received by the stock market as strong same store sales verified a successful return to its dark and edgy apparel roots.

Our worst performing stock for the five months ended May 31 was HudBay Minerals, Inc. (HBM), a copper, zinc, and gold producer with operations in Manitoba, Canada, that registered a -38.8% loss from our purchase price of which
-30.4% occurred in May.  We believe the market has clearly overreacted to commodity stocks as well as any funding concerns for HBM’s new mine development in Peru.  With over $4 per share in net cash, a 2.8% dividend yield and trading for less than three times debt to adjusted 2012 cash flow, HudBay shares in the mid $7 per share price target range offer tremendous value to patient investors as the company should have terrific production growth over the next four years.  Within the Energy sector, W&T Offshore, Inc. (WTI), a Gulf of Mexico oil and gas producer, negatively impacted performance.  With slightly over 50% of its production from oil and natural gas liquids, W&T declined -33.9% from the time of purchase through May 31 due largely to the downdraft of retreating crude oil prices in May.  We remain bullish on the long term growth of domestic oil production as an investment theme and believe that W&T’s extensive portfolio of Gulf of Mexico drilling opportunities, strong insider ownership and attractive valuation of roughly four times debt to adjusted 2012 cash flow will bear fruit for our investors over the next 12 to 18 months.

While we are obviously disappointed with the fund’s performance through May, we believe the 1492 Small Cap Value Fund is well positioned to benefit if central banks continue to slash interest rates around the globe to reflate their economies throughout the remainder of 2012.  This global reflation should provide a nice tailwind to the market and, in particular, to the stocks within our aerospace, auto dealership, and domestic oil focused energy themes.  These low debt, dividend paying stocks that underperformed during the first five months of 2012, we believe, are poised to rally and hopefully generate outperformance for the 1492 Small Cap Value Fund.

You should carefully consider the investment objectives, potential risks, management fees and charges and expenses of the Funds before investing. The Funds’ prospectus contains this and other information about the Funds and should be read carefully before investing. You may obtain a current copy of the Funds’ prospectus by calling 1-877-571-1492 or by downloading one here.
The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-571-1492.
The 1492 Funds are distributed by Unified Financial Securities, 2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208-4715. (Member FINRA)

Investment Results – (Unaudited)

Total annual operating expenses, as estimated for the Fund’s first fiscal period ending November 30, 2012, as disclosed in the Fund’s prospectus dated December 15, 2011, were 1.93% of average daily net assets (1.10% after fee waiver/expense reimbursements by the Adviser).  The Adviser contractually has agreed to cap certain operating expenses of the Fund excluding brokerage fees and commissions, borrowing costs, taxes, acquired fund fees and expenses, and extraordinary litigation expenses through March 31, 2013.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Current performance of a Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-571-1492.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Russell 2000 Growth Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-571-1492.  Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

The chart above assumes an initial investment of $10,000 made on December 30, 2011 (commencement of Fund operations) and held through May 31, 2012.  THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted.  For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-571-1492.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Investment Results – (Unaudited)

Total annual operating expenses, as estimated for the Fund’s first fiscal period ending November 30, 2012, as disclosed in the Fund’s prospectus dated December 15, 2011, were 1.93% of average daily net assets (1.10% after fee waiver/expense reimbursements by the Adviser).  The Adviser contractually has agreed to cap certain operating expenses of the Fund excluding brokerage fees and commissions, borrowing costs, taxes, acquired fund fees and expenses, and extraordinary litigation expenses through March 31, 2013.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Current performance of a Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-571-1492.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Russell 2000 Value Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-571-1492.  Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

The chart above assumes an initial investment of $10,000 made on December 30, 2011 (commencement of Fund operations) and held through May 31, 2012.  THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted.  For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-571-1492.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS – (Unaudited)

1 As a percentage of net assets.
The investment objective of the 1492 Small Cap Growth Fund is long-term capital appreciation.

1 As a percentage of net assets.
The investment objective of the 1492 Small Cap Value fund is long-term capital appreciation.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT THE FUND’S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from December 30, 2011 to May 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

1492 Small Cap Growth Fund	Beginning Account Value	Ending Account Value May 31, 2012	Expenses Paid During the Period Ended May 31, 2012
Actual*	$1,000.00	$1,009.00	$4.65
Hypothetical ** (5% return before expenses)	$1,000.00	$1,019.49	$5.56
*Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the         period, multiplied by 154/366 (to reflect the period since commencement of Fund operations on December 30, 2011).
** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from December 1, 2011 to May 31, 2012.  Accordingly, expenses are equal to the Fund’s annualized expense ratio of 1.10% multiplied by the average account value over the six month period, multiplied by 183/366 (to reflect the partial year period).

1492 Small Cap Value Fund	Beginning Account Value	Ending Account Value May 31, 2012	Expenses Paid During the Period Ended May 31, 2012
Actual*	$1,000.00	$967.00	$4.56
Hypothetical ** (5% return before expenses)	$1,000.00	$1,019.50	$5.56
*Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the         period, multiplied by 154/366 (to reflect the period since commencement of Fund operations on December 30, 2011).
** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from December 1, 2011 to May 31, 2012.  Accordingly, expenses are equal to the Fund’s annualized expense ratio of 1.10% multiplied by the average account value over the six month period, multiplied by 183/366 (to reflect the partial year period).

1492 Small Cap Growth Fund
Schedule of Investments
May 31, 2012
(Unaudited)

Common Stocks - 97.99%	Shares	Fair Value

Consumer Discretionary - 18.08%
Acquity Group Ltd. (a) (b)	3,795	$34,193
Asbury Automotive Group, Inc. (a)	1,760	47,045
Chico's FAS, Inc.	1,569	22,923
Express, Inc. (a)	1,594	29,489
Genesco, Inc. (a)	795	52,867
LIFE TIME FITNESS, Inc. (a)	435	18,644
Lithia Motors, Inc. - Class A	2,290	55,922
Skechers U.S.A., Inc. (a)	540	9,175
SodaStream International, Ltd. (a)	514	15,934
Sonic Automotive, Inc. - Class A	2,281	33,964
Wet Seal, Inc. / The - Class A (a)	6,511	18,491
		338,647

Consumer Staples - 4.08%
Pilgrim's Pride Corp. (a)	3,330	27,339
Roundy's, Inc.	2,275	24,547
Sanderson Farms, Inc.	446	24,503
		76,389

Energy - 4.35%
Hercules Offshore, Inc. (a)	8,210	27,175
Hornbeck Offshore Services, Inc. (a)	675	22,538
Kodiak Oil & Gas Corp. (a)	1,140	9,245
Swift Energy Company (a)	1,125	22,399
		81,357

Financials - 7.34%
BofI Holding, Inc. (a)	250	4,695
Duff & Phelps Corp. - Class A	1,455	20,734
Greenhill & Co., Inc.	285	9,938
HFF, Inc. - Class A (a)	1,369	17,907
Piper Jaffray Companies, Inc. (a)	762	16,695
Raymond James Financial, Inc.	1,193	40,777
Stifel Financial Corp. (a)	840	26,704
		137,450

Health Care - 12.53%
DepoMed, Inc. (a)	4,089	21,017
Discovery Laboratories, Inc. (a)	5,220	13,729
Exact Sciences Corp. (a)	3,411	33,701
ICU Medical, Inc. (a)	790	40,645
Impax Laboratories, Inc. (a)	1,480	30,680
Pacira Pharmaceuticals, Inc. (a)	3,732	39,634
Salix Pharmaceuticals, Ltd. (a)	795	41,189
VIVUS, Inc. (a)	569	14,106
		234,701

Industrials - 15.80%
AAR CORP.	1,435	17,292
Aegion Corp. (a)	1,274	20,091
Atlas Air Worldwide Holdings, Inc. (a)	455	20,666
BE Aerospace, Inc. (a)	770	33,356
DigitalGlobe, Inc. (a)	1,260	20,362
Flow International Corp. (a)	2,450	7,228
Heritage-Crystal Clean, Inc. (a)	1,430	27,971
InnerWorkings, Inc. (a)	1,450	17,096
Manitex International, Inc. (a)	1,882	15,282
Mobile Mini, Inc. (a)	1,350	18,549
Quality Distribution, Inc. (a)	2,010	21,346
Titan Machinery, Inc. (a)	735	22,675
Triumph Group, Inc.	552	33,032
United Rentals, Inc. (a)	607	20,972
		295,918

Information Technology - 31.05%
Active Network, Inc. / The (a)	1,004	14,096
Allot Communications, Ltd. (a)	843	21,935
Bazaarvoice, Inc. (a)	510	8,818
Cirrus Logic, Inc. (a)	1,180	33,890
Computer Task Group, Inc. (a)	1,424	17,330
Constant Contact, Inc. (a)	1,397	28,289
CoreLogic, Inc. (a)	915	15,546
CoStar Group, Inc. (a)	243	17,955
Cypress Semiconductor Corp. (a)	843	11,119
Dice Holdings, Inc. (a)	3,215	31,603
IntraLinks Holdings, Inc. (a)	3,665	14,660
Kenexa Corp. (a)	535	15,606
Keynote Systems, Inc.	1,430	20,664

See accompanying notes which are an integral part of these financial statements.

1492 Small Cap Growth Fund
Schedule of Investments - continued
May 31, 2012
(Unaudited)

Common Stocks - 97.99% - continued

Information Technology - 31.05% - continued	Shares	Fair Value

LTX-Credence Corp. (a)	2,681	$19,035
Market Leader, Inc. (a)	4,260	19,170
Mattson Technology, Inc. (a)	9,320	16,496
Monster Worldwide, Inc. (a)	2,652	22,807
Nova Measuring Instruments Ltd. (a)	1,743	12,497
OCZ Technology Group, Inc. (a)	2,908	13,028
Oplink Communications, Inc. (a)	1,090	13,974
Procera Networks, Inc. (a)	500	10,450
Proofpoint, Inc. (a)	1,690	24,116
Saba Software, Inc. (a)	2,095	17,493
Silicon Image, Inc. (a)	6,280	27,758
Syntel, Inc.	298	16,658
ValueClick, Inc. (a)	2,465	43,236
Velti PLC. (a)	4,270	31,171
VirnetX Holding Corp. (a)	550	18,337
Virtusa Corp. (a)	1,623	23,745
		581,482

Materials - 0.87%
Materion Corp.	738	16,302

Telecommunication Services - 3.89%
8x8, Inc. (a)	3,330	13,453
inContact, Inc. (a)	7,119	37,232
tw telecom, inc. (a)	958	22,216
		72,901

TOTAL COMMON STOCKS (Cost $1,994,127)		1,835,147

Money Market Securities - 3.86%

Fidelity Institutional Treasury Portfolio - Class I, 0.01% (c)	72,360	72,360

TOTAL MONEY MARKET SECURITIES (Cost $72,360)		72,360

TOTAL INVESTMENTS (Cost $2,066,487) - 101.85%		$1,907,507

Liabilities in excess of other assets - (1.85%)		(34,648)

TOTAL NET ASSETS - 100.00%		$1,872,859

(a) Non-income producing
(b) American Depositary Receipt
(c) Variable rate security; the rate shown represents the yield at May 31, 2012.

See accompanying notes which are an integral part of these financial statements.

1492 Small Cap Value Fund
Schedule of Investments
May 31, 2012
(Unaudited)

Common Stocks - 98.29%	Shares	Fair Value

Consumer Discretionary - 13.24%
bebe stores, inc.	2,641	$16,850
Hot Topic, Inc.	1,062	10,524
Lithia Motors, Inc. - Class A	968	23,639
MDC Partners, Inc. - Class A	1,136	11,031
Men's Wearhouse, Inc. / The	456	16,411
Regal Entertainment Group - Class A	657	9,034
Sonic Automotive, Inc. - Class A	1,004	14,950
		102,439

Consumer Staples - 4.49%
Andersons Inc. / The	176	7,665
Roundy's, Inc.	2,509	27,072
		34,737

Energy - 4.44%
Berry Petroleum Company - Class A	302	11,751
Hercules Offshore, Inc. (a)	2,536	8,394
W&T Offshore, Inc.	925	14,217
		34,362

Financials - 24.70%
Arthur J Gallagher & Co.	387	13,444
BGC Partners, Inc. - Class A	2,528	15,067
Cincinnati Financial Corp.	519	18,725
Employers Holdings, Inc.	1,021	17,255
Federated Investors, Inc. - Class B	660	13,259
Greenhill & Co., Inc.	476	16,598
HCC Insurance Holdings, Inc.	417	13,035
HFF, Inc. - Class A (a)	1,173	15,343
JMP Group, Inc.	3,034	17,627
Legg Mason, Inc.	618	15,728
Meadowbrook Insurance Group, Inc.	1,631	14,500
Raymond James Financial, Inc.	602	20,576
		191,157

Health Care - 8.95%
Analogic Corp.	270	17,804
Hill-Rom Holdings, Inc.	375	11,029
ICU Medical, Inc. (a)	138	7,100
Meridian Bioscience, Inc.	855	16,194
STERIS Corp.	574	17,140
		69,267

Industrials - 18.17%
Aircastle Ltd.	1,374	15,265
Alexander & Baldwin, Inc.	244	12,449
Apogee Enterprises, Inc.	670	9,903
Barrett Business Services, Inc.	1,089	21,508
Copa Holdings SA - Class A	118	9,796
Mobile Mini, Inc. (a)	575	7,900
Steelcase, Inc. - Class A	1,564	13,716
TAL International Group, Inc.	403	13,182
Tennant Company	458	19,328
US Ecology, Inc.	1,021	17,571
		140,618

Information Technology - 12.84%
ADTRAN, Inc.	477	13,943
Aixtron SE (b)	531	7,811
Cohu, Inc.	1,531	14,299
Cypress Semiconductor Corp. (a)	860	11,343
Electro Scientific Industries, Inc.	590	6,508
Maxim Integrated Products, Inc.	480	12,077
Methode Electronics, Inc.	1,415	10,627
Micrel, Inc.	1,101	10,779
MTS Systems Corp.	311	12,023
		99,410

Materials - 11.46%
Carpenter Technology Corp.	298	13,428
Globe Specialty Metals, Inc.	1,130	13,244
HudBay Minerals, Inc.	1,124	8,250
Kaiser Aluminum Corp.	411	19,724
Kronos Worldwide, Inc.	545	9,200
Noranda Aluminum Holding Corp.	1,635	12,573
Walter Energy, Inc.	253	12,258
		88,677

TOTAL COMMON STOCKS (Cost $841,028)		760,667

See accompanying notes which are an integral part of these financial statements.

1492 Small Cap Value Fund
Schedule of Investments - continued
May 31, 2012
(Unaudited)

Money Market Securities - 3.84%	Shares	Fair Value

Fidelity Institutional Treasury Portfolio - Class I, 0.01% (c)	29,684	$29,684

TOTAL MONEY MARKET SECURITIES (Cost $29,684)		29,684

TOTAL INVESTMENTS (Cost $870,712) - 102.13%		$790,351

Liabilities in excess of other assets - (2.13%)		(16,446)

TOTAL NET ASSETS - 100.00%		$773,905

(a) Non-income producing
(b) American Depositary Receipt
(c) Variable rate security; the rate shown represents the yield at May 31, 2012.

See accompanying notes which are an integral part of these financial statements.

1492 Funds
Statement of Assets and Liabilities
May 31, 2012
(Unaudited)

	1492 Small Cap	1492 Small Cap
	Growth Fund	Value Fund
Assets
Investments in securities:
At cost	$2,066,487	$870,712
At fair value	$1,907,507	$790,351

Receivable from Adviser (a)	2,513	3,960
Dividends receivable	685	2,003
Reclaims receivable	-	19
Prepaid expenses	2,282	2,282
Total assets	1,912,987	$798,615

Liabilities
Payable for investments purchased	18,719	-
Payable to administrator, fund accountant and transfer agent (a)	15,555	18,449
Payable to trustees and officers	18	10
Payable to custodian	651	1,037
Other accrued expenses	5,185	5,214
Total liabilities	40,128	24,710

Net Assets	$1,872,859	$773,905

Net Assets consist of:
Paid in capital	$2,069,803	$853,680
Accumulated undistributed net investment income (loss)	(3,089)	4,163
Accumulated undistributed net realized gain (loss) from investment transactions	(34,875)	(3,577)
Net unrealized appreciation (depreciation) on investments	(158,980)	(80,361)

Net Assets	$1,872,859	$773,905

Shares outstanding (unlimited number of shares authorized)	185,661	79,999

Net asset value and offering price per share	$10.09	$9.67

Redemption price per share (b) (NAV * 98%)	$9.89	$9.48

(a) See Note 4 in the Notes to the Financial Statements.
(b) The redemption price per share reflects a redemption fee of 2.00%
on shares redeemed within 60 calendar days of purchase.

See accompanying notes which are an integral part of these financial statements.

1492 Funds
Statement of Operations
For the period ended May 31, 2012 (a)
(Unaudited)

	1492 Small Cap	1492 Small Cap
	Growth Fund	Value Fund
Investment Income
Dividend income (net of withholding tax of $0 and $105, respectively)	$1,716	$6,591
Interest income	2	1
Total Income	1,718	6,592

Expenses
Investment Adviser fee (b)	4,314	2,185
Transfer agent expenses (b)	19,260	18,089
Administration expenses (b)	16,772	14,814
Fund accounting expenses (b)	12,020	10,648
Legal expenses	7,976	7,965
Custodian expenses (b)	6,065	4,829
Audit expenses	6,460	6,449
Trustee expenses	4,651	4,644
CCO expenses	3,551	3,551
Offering expense	3,382	3,382
Miscellaneous expenses	2,656	2,646
Report printing expense	2,143	2,140
Registration expenses	1,540	1,540
Insurance expenses	1,419	1,419
Pricing expenses	1,207	1,145
Organizational expense	726	725
24f-2 expense	499	496
Total Expenses	94,641	86,667
Fees waived by Adviser (b)	(89,834)	(84,238)
Net operating expenses	4,807	2,429
Net Investment Income (Loss)	(3,089)	4,163

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities:	(34,875)	(3,577)
Change in unrealized appreciation (depreciation) on investment securities:	(158,980)	(80,361)
Net realized and unrealized gain (loss) on investment securities,	(193,855)	(83,938)
Net increase (decrease) in net assets resulting from operations	$(196,944)	(79,775)

(a) For the period December 30, 2011 (commencement of operations) to May 31, 2012.
(b) See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

1492 Funds
Statements of Changes In Net Assets

	1492 Small Cap
	Growth Fund

	Period Ended
	May 31, 2012
	(Unaudited)	(a)
Operations
Net investment income (loss)	$(3,089)
Net realized gain (loss) on investment securities	(34,875)
Change in unrealized appreciation (depreciation)
on investment securities	(158,980)
Net increase (decrease) in net assets resulting from operations	(196,944)

Capital Share Transactions
Proceeds from shares sold	511,439
In-kind subscriptions	1,558,364	(b)
Net increase (decrease) in net assets resulting
from share transactions	2,069,803

Total Increase (Decrease) in Net Assets	1,872,859

Net Assets
Beginning of period	-

End of period	$1,872,859

Accumulated undistributed net investment income (loss)
included in net assets at end of period	$(3,089)

Capital Share Transactions
Shares sold	48,828
In-kind subscriptions	136,833	(b)

Net increase (decrease) from capital share transactions	185,661

(a) For the period December 30, 2011 (commencement of operations) to May 31, 2012
(b) See Note 9 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

1492 Funds
Statements of Changes In Net Assets

	1492 Small Cap
	Value Fund

	Period Ended
	May 31, 2012
	(Unaudited)	(a)
Operations
Net investment income (loss)	$4,163
Net realized gain (loss) on investment securities	(3,577)
Change in unrealized appreciation (depreciation)
on investment securities	(80,361)
Net increase (decrease) in net assets resulting from operations	(79,775)

Capital Share Transactions
Proceeds from shares sold	452,026
In-kind subscriptions	402,089	(b)
Amount paid for shares redeemed	(435)
Net increase (decrease) in net assets resulting
from share transactions	853,680

Total Increase (Decrease) in Net Assets	773,905

Net Assets
Beginning of period	-

End of period	$773,905

Accumulated undistributed net investment income (loss)
included in net assets at end of period	$4,163

Capital Share Transactions
Shares sold	43,490
In-kind subscriptions	36,549	(b)
Shares redeemed	(40)

Net increase (decrease) from capital share transactions	79,999

(a) For the period December 30, 2011 (commencement of operations) to May 31, 2012.
(b) See Note 9 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

1492 Funds
Financial Highlights
(For a share outstanding throughout the period)

	1492 Small Cap
	Growth Fund

	Period ended
	May 31, 2012
	(Unaudited)	(a)

Selected Per Share Data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (loss)	(0.03)	(b)
Net realized and unrealized gains (losses)	0.12
Total income (loss) from investment operations	0.09

Net asset value, end of period	$10.09

Total Return (c)	0.90%	(d)

Ratios and Supplemental Data
Net assets, end of year (000)	$1,873
Ratio of expenses to average net assets	1.10%	(e)
Ratio of expenses to average net assets before
waiver & reimbursement by Advisor	21.68%	(e)
Ratio of net investment income to
average net assets	-0.71%	(e)
Ratio of net investment income to average net assets
before waiver & reimbursement by Advisor	-21.29%	(e)
Portfolio turnover rate	38.85%

(a) For the period December 30, 2011 (commencement of operations) through May 31, 2012.
(b) Per share amounts calculated using average shares method.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not Annualized
(e) Annualized

See accompanying notes which are an integral part of these financial statements.

1492 Funds
Financial Highlights
(For a share outstanding throughout the period)

	1492 Small Cap
	Value Fund

	Period ended
	May 31, 2012
	(Unaudited)	(a)

Selected Per Share Data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (loss)	0.08	(b)
Net realized and unrealized gains (losses)	(0.41)
Total income (loss) from investment operations	(0.33)

Net asset value, end of period	$9.67

Total Return (c)	-3.30%	(d)

Ratios and Supplemental Data
Net assets, end of year (000)	$774
Ratio of expenses to average net assets	1.10%	(e)
Ratio of expenses to average net assets before
waiver & reimbursement by Advisor	39.17%	(e)
Ratio of net investment income to
average net assets	1.88%	(e)
Ratio of net investment income to average net assets
before waiver & reimbursement by Advisor	-36.19%	(e)
Portfolio turnover rate	53.16%

(a) For the period December 30, 2011 (commencement of operations) through May 31, 2012.
(b) Per share amounts calculated using average shares method.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not Annualized
(e) Annualized

See accompanying notes which are an integral part of these financial statements.

1492 Funds
Notes to the Financial Statements
May 31, 2012
(Unaudited)

NOTE 1.  ORGANIZATION

The 1492 Small Cap Growth Fund (the “Growth Fund”) and 1492 Small Cap Value Fund (the “Value Fund”) each was organized as a diversified series of Unified Series Trust (the “Trust”) on November 14, 2011.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  Each Fund is one of a series of funds currently authorized by the Trustees.  The Fund’s investment adviser is 1492 Capital Management, LLC (the “Adviser”).  The investment objective of both Funds is to provide long-term capital appreciation.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the period ended May 31, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year, the Funds did not incur any interest or penalties.  The Funds are subject to examination by U.S. federal tax authorities for all open tax years.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  The Long Term Highest Cost method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Redemption Fees – The Funds charge a 2.00% redemption fee for shares redeemed within 60 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

1492 Funds
Notes to the Financial Statements - continued
May 31, 2012
(Unaudited)

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued

Dividends and Distributions – Each Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and its net realized short-term capital gains, if any, to its shareholders on at least an annual basis.  Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

1492 Funds
Notes to the Financial Statements - continued
May 31, 2012
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Equity securities, including common stocks, are generally valued by using market quotations, furnished by a pricing service.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), including certificates of deposit, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

1492 Funds
Notes to the Financial Statements - continued
May 31, 2012
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the 1492 Small Cap Growth Fund’s investments as of May 31, 2012:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,835,147	$-	$-	$1,835,147
Money Market Securities	72,360	-	-	72,360
Total	$1,907,507	$-	$-	$1,907,507

* Refer to Schedule of Investments for industry classifications

The following is a summary of the inputs used to value the 1492 Small Cap Value Fund’s investments as of May 31, 2012:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$760,667	$-	$-	$760,667
Money Market Securities	29,684	-	-	29,684
Total	$790,351	$-	$-	$790,351

 * Refer to Schedule of Investments for industry classifications

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Funds did not hold any derivative instruments during the reporting period.  The Trust recognizes transfers between fair value hierarchy levels at the reporting period end.  There were no transfers between all Levels as of May 31, 2012.

NOTE 4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average net assets. For the period from December 30, 2011 (commencement of operations) to May 31, 2012, the Adviser earned fees of $4,314 from the Growth Fund and $2,185 from the Value Fund before the reimbursement described below.

1492 Funds
Notes to the Financial Statements - continued
May 31, 2012
(Unaudited)

NOTE 4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, excluding brokerage fees and commissions, borrowing costs, taxes, acquired fund fees and expenses, and extraordinary litigation expenses so that total annual fund operating expenses do not exceed 1.10% of net assets.  For the period from December 30, 2011 (commencement of operations) to May 31, 2012, the Adviser waived fees of $89,834 and $84,238 for the Growth Fund and Value Fund, respectively.  At May 31, 2012, the Funds were owed from the Adviser $2,513 and $3,960 for the Growth Fund and Value Fund respectively for the excess of expenses waived over management fees earned.

The waiver and/or reimbursement by the Adviser with respect to the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitations described above.   For the period December 30, 2011 (commencement of operations) to May 31, 2012, $89,834 and $84,238 may be subject to potential repayment to the Adviser by the Fund through November 30, 2015 for the Growth Fund and Value Fund, respectively.

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Funds’ business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel.

The Trust also retains HASI to act as each Fund’s transfer agent and to provide fund accounting services. Expenses incurred by the Funds for these expenses are allocated to the individual Funds based on each Fund’s relative net assets. Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Funds and Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”).  A Trustee of the Trust is a member of management of the Custodian.  For the period ended May 31, 2012, fees for administrative, transfer agent, and fund accounting services, reimbursement of out-of-pocket expenses, and Custodian expenses and the amounts due to HASI and the Custodian at May 31, 2012 were as follows:

	Growth Fund	Value Fund

Transfer agent expenses	$19,260	$18,089

Administration expenses	$16,772	$14,814

Fund accounting expenses	$12,020	$10,648

Custodian expenses	$6,065	$4,829

Payable to HASI	$15,573	$18,459

Payable to Custodian	$651	$1,037

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares.  There were no payments made to the Distributor by the Fund for the period ended May 31, 2012.  A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

1492 Funds
Notes to the Financial Statements - continued
May 31, 2012
(Unaudited)

NOTE 5.  INVESTMENT TRANSACTIONS

For the period ended May 31, 2012, purchases and sales of investment securities, other than short-term investments, were as follows:

	Growth Fund	Value Fund

Purchases
U.S. Government Obligations	$-	$-
Other	2,439,781	1,111,499
Sales
U.S. Government Obligations	$-	$-
Other	410,779	266,895

 At May 31, 2012, the appreciation (depreciation) of investments for tax purposes was as follows:

	Growth Fund	Value Fund
Gross Appreciation	$57,207	$10,962
Gross (Depreciation)	(216,187)	(91,323)
Net Appreciation (Depreciation)
on Investments	$(158,980)	$(80,361)

Tax Cost	$2,066,487	$870,712

NOTE 6.  ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  At May 31, 2012, Virginia P. Wright owned 55.52% of the Growth Fund.  At May 31, 2012, Mitra & Co., for the benefit of its customers, owned 32.75% of the Value Fund.  As a result, Virginia P. Wright and Mitra & Co. may be deemed to control the Growth Fund and Value Fund, respectively.

NOTE 8.     DISTRIBUTIONS TO SHAREHOLDERS

The Funds did not make any distributions during the period ended May 31, 2012.

1492 Funds
Notes to the Financial Statements - continued
May 31, 2012
(Unaudited)

NOTE 9.  IN-KIND SUBSCRIPTIONS

During the period ended May 31, 2012, both the Growth Fund and the Value Fund accepted securities in lieu of cash (“in-kind subscriptions”) in exchange for shares of each respective fund. In-kind subscriptions for the Growth Fund were received on three separate occasions (February 29, 2012, March 19, 2012, and April 26, 2012) with subscriptions of 136,833 shares totaling $1,558,364. In-kind subscriptions for the Value Fund were received on two separate occasions (February 29, 2012 and March 19, 2012) with subscriptions of 36,549 shares totaling $402,089.

NOTE 10:  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Trust.  There are no subsequent events to report.

Management Agreement Approvals

The Management Agreements between the Trust and 1492 Capital Management, LLC (the “Adviser”), on behalf of the 1492 Small Cap Value Fund and the 1492 Small Cap Growth Fund (the “Funds”), were considered by the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust or interested parties to the agreements (collectively, the “Independent Trustees” and each an “Independent Trustee”) at an in-person meeting held on November 14, 2011.  Legal counsel directed the Trustees to the materials provided to the Board in advance of the meeting. The Chairman reminded the Trustees that, on September 27, 2011, the Advisory Contract Renewal Committee had convened via teleconference to consider whether to recommend that the full Board approve the Management Agreements.  He reported that the Committee members had reviewed materials prepared by the Administrator and the Adviser, and had requested that additional materials be provided.  He noted that the Committee had interviewed the Adviser’s portfolio managers after their review, and had subsequently determined to recommend that the full Board consider approving Management Agreements with the Adviser to provide advice to the Funds.

The Chairman noted that, in considering the approval of the Management Agreement, the Committee considered and evaluated the following factors: (i) the investment performance of the Adviser in managing a Small Cap Value portfolio and a Small Cap Growth portfolio using substantially similar investment strategies to those that the Adviser will use to manage the Funds; (ii) the nature, extent and quality of the services to be provided by the Adviser; (iii) the cost of the services to be provided and the profits realized by the Adviser and its affiliates from their relationship with the 1492 Funds; (iv) the extent to which economies of scale will be realized as the 1492 Funds grow; and (v) whether the fee levels reflect these economies of scale to the benefit of the 1492 Funds’ shareholders.  The Trustees also noted that the Committee had considered whether the 1492 Funds’ proposed advisory fees are reasonable in comparison to advisory fees paid by other mutual funds in the 1492 Funds’ Morningstar category having a comparable investment objective and a similar size (“peer groups”), as well as the effect of proposed fee waivers and expense reimbursements by the Adviser.  Finally, the Trustees noted that the Trust’s CCO had summarized the Adviser’s compliance program and had advised the Board that he believes that the Adviser’s compliance program is reasonably designed to prevent violations of federal securities laws by the Funds.

The Chairman then welcomed the 1492 portfolio managers to the meeting.  The Trustees interviewed the executives regarding the Funds’ investment strategies; performance history of mutual funds and similar private accounts previously managed by the Funds’ portfolio managers on a discretionary basis; the Adviser’s financial stability; the agreement of the Adviser to pay the expenses of organizing the Funds and, on an ongoing basis, to cap the Funds’ expenses; biographies of the Adviser’s investment personnel; and other information relevant to their decision.

In response to a question, one of the representatives of the Adviser provided background on the Adviser’s investment management process and an overview of its staff, noting that its research team had many years of experience.  One of the portfolio managers then described his prior experience managing mutual funds and private accounts on a discretionary basis using the same Small Cap Growth strategy that he will use to manage the 1492 Small Cap Growth Fund.  He compared his prior private account performance to the benchmark of the Russell 2000 Growth Index, noting that the Adviser’s Small Cap Growth composite had outperformed its benchmark in 2009 and 2010, generating returns of 53% and 33%, respectively, versus the benchmark, which returned 34% and 29%, respectively.  He explained to the Trustees that the Small Cap Growth portfolio composite was managed by the Adviser with investment objectives, policies and strategies substantially similar to those that will be used to manage the 1492 Small Cap Growth Fund.

One of the portfolio managers then discussed an SEC enforcement action against him for insider trading.  He noted that in 2007 the SEC had filed a complaint against him in U.S. District Court and instituted and settled an administrative proceeding against him.  He noted that a copy of the action had been provided to the Board and was disclosed in the Adviser’s Form ADV.  He stated that the complaint and administrative proceeding alledged that he had violated securities laws by misappropriating material, non-public information during 2002 regarding a drug being developed and using that information as a basis to sell the shares of a company owned by the mutual fund he managed.  The portfolio manager stated that he neither admitted nor denied the allegations.  He noted that the fund under his management avoided a loss of $954,776.  He stated that he paid disgorgement in the amount of $954,776 along with prejudgment interest of $315,886.57, and he also paid a civil penalty of $954,776.  As a result, he stated that he had been enjoined permanently from violating securities laws and suspended from associating with any investment adviser for a one-year period, which ended in 2008.  He noted that he had submitted an affidavit to the SEC demonstrating full compliance with the suspension.

Legal counsel requested that the portfolio manager describe the compliance policies and procedures adopted by the Adviser to prevent insider trading.  The portfolio manager described the firm’s policy, including notice requirements if a portfolio manager inadvertently receives insider information while interviewing company management.  He noted that in such a case, the Adviser would notify its compliance officer, who would contact the company and urge it to make the information public, and also would restrict trading in that company’s stock for all of the Adviser’s accounts until such time as the information was made available to the general public.  The Trustees considered that a single trade was involved, that the portfolio manager had paid the required fines and served his suspension as set forth in an affidavit to the SEC; and that the Adviser had adopted procedures to prevent insider trading on behalf of the Funds.

An additional portfolio manager then described his prior experience managing mutual funds and private accounts on a discretionary basis using the same Small Cap Value strategy that he will use to manage the 1492 Small Cap Value Fund.  He compared his prior private account performance to the benchmark of the Russell 2000 Value Index, noting that the Adviser’s Small Cap Value composite had outperformed its benchmark in 2009 and 2010, generating returns of 53% and 32%, respectively, versus the benchmark, which returned 21% and 25%, respectively.  He explained to the Trustees that the Small Cap Value portfolio composite was managed by the Adviser with investment objectives, policies and strategies substantially similar to those that will be used to manage the 1492 Small Cap Value Fund.

Legal counsel noted that the Adviser had been provided with the Trust’s standard form of management agreement and expense cap side letter agreement.  The Trustees noted that they had received and evaluated such information as they deemed necessary to make a determination.  They also noted that the Committee and the Trustees had taken into account a number of factors that they believed, in light of the legal advice provided by legal counsel to the Trust and legal counsel to the Independent Trustees and their own business judgment, to be relevant.

The Trustees then discussed the following factors.
(a)  Nature, extent, and quality of the services to be provided by the Adviser.  The Trustees noted that the Adviser has prior experience managing a mutual fund.   More importantly, the Trustees noted that the Adviser has prior experience managing private accounts using the same strategies that it will use to manage the Funds.
(b)  Investment Performance of the Adviser.  The Trustees noted that the Adviser’s Growth Strategy and Value Strategy composites had positive returns since their inception in 2009, and had substantially outperformed the benchmarks of the Russell 2000 Growth and Russell 2000 Value, respectively, for the period of January 1, 2009 through June 30, 2011.  They recognized, however, that the composites had underperformed the benchmarks year-to-date through June 30, 2011.
(c) Cost of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds.  The Trustees noted they had reviewed and discussed each Fund’s proposed management fee of 1.00%, the proposed form of Management Agreement, and fee comparisons provided by the Administrator and the Adviser with respect to peer group comparisons and comparable private accounts managed by the Adviser; and they also noted that the Adviser voluntarily had agreed to cap the Funds’ operating expenses for its initial fiscal year.  In this regard, they noted that the proposed expense ratios for the Funds (after application of the expense cap) were the same as the average for the Growth Fund’s peer group and less than the average for the Value Fund’s peer group.  They also indicated that the Adviser’s balance sheet as of December 31, 2010 showed sufficient equity for the Adviser to meet this obligation to cap the Fund’s expenses.
(d)  Extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.  The Trustees noted that the Funds would not realize economies of scale until their assets have grown.
(e)  Use of “soft dollar” arrangements by the Adviser.  The Trustees noted that the Adviser may direct Fund brokerage to broker-dealers that provide research services to the Adviser consistent with SEC guidelines and Section 28(e) of the Securities Exchange Act of 1934 for the benefit of the Fund and other accounts managed by the Adviser.

After reviewing all of the foregoing, based upon all of the above factors and their related conclusions, with no single factor or conclusion being determinative, and with each Trustee not necessarily attributing the same weight to each factor, the Trustees determined that each Management Agreement is fair and in the best interests of the applicable Fund and its shareholders.  Accordingly, they (including each Independent Trustee) unanimously approved the appointment of the Adviser to serve as the investment adviser to each Fund under the terms and conditions set forth in the applicable Management Agreement.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (877) 571-1492 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly, Interested
Kenneth G.Y. Grant

OFFICERS
John C. Swhear, Interim President
Robert W. Silva, Chief Financial Officer and Treasurer
Lynn E. Wood, Chief Compliance Officer
Tara Pierson, Secretary

INVESTMENT ADVISER
1492 Capital Management LLC
309 North Water Street, Suite 505
Milwaukee, WI  53202
www.1492Funds.com

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine LLP
312 Walnut St., 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Auer Growth Fund

Semi-Annual Report

May 31, 2012

Fund Advisor:

SBAuer Funds, LLC
10401 N. Meridian Street, Suite 100
Indianapolis, IN  46290

Toll Free (888) 711-AUER (2837)

www.auergrowthfund.com

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-888-711-2837.

*     Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**   The S&P 500® Index and the Russell 2000 Value Index are unmanaged indices that assume reinvestment of all distributions and exclude the effect of taxes and fees.  The indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio.  Individuals cannot invest directly in these indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above.  Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

The chart above assumes an initial investment of $10,000 made on December 28, 2007 (commencement of Fund operations) and held through May 31, 2012. The S&P 500® Index and Russell 2000 Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in these indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted.  For more information on the Auer Growth Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-711-2837.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS – (Unaudited)

  1As a percent of net assets.

The investment objective of the Auer Growth Fund is long-term capital appreciation.

The Auer Growth Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks traded on major U.S. exchanges, markets, and bulletin boards that the Advisor believes present the most favorable potential for capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

This Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at December 1, 2011 and held through May 31, 2012.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not of the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

Auer Growth Fund	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During the Period* December 1, 2011 – May 31, 2012
Actual	$1,000.00	$927.36	$8.58
Hypothetical **	$1,000.00	$1,016.10	$8.98

* Expenses are equal to the Fund’s annualized expense ratio of 1.78%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).
 ** Assumes a 5% return before expenses.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2012
(Unaudited)

Shares	COMMON STOCKS - 99.39%	Fair Value

	Consumer Discretionary - 1.79%
45,000	Ballantyne Strong, Inc. (a)	$289,350
24,000	Lithia Motors, Inc. - Class A	586,080
60,000	Zagg, Inc. (a)	636,600
		1,512,030

	Energy - 22.49%
230,000	Basic Energy Services, Inc. (a)	2,608,200
200,000	C&J Energy Services, Inc. (a)	3,576,000
15,000	Delek US Holdings, Inc.	241,650
7,000	Earthstone Energy, Inc. (a)	129,500
18,000	Energy Partners Ltd.	284,220
24,908	FieldPoint Petroleum Corp. (a)	93,903
90,000	Fobes Energy Services Ltd. (a)	450,900
28,000	Global Geophysical Services, Inc. (a)	198,520
11,000	Helmerich & Payne, Inc.	498,300
35,000	HollyFrontier Corp.	1,031,800
80,000	Key Energy Services, Inc. (a)	792,800
30,000	Mitcham Industries, Inc. (a)	567,000
8,500	Natural Gas Services Group, Inc. (a)	117,130
30,000	Oil States International, Inc. (a)	1,997,100
35,000	Patterson-UTI Energy, Inc.	529,200
250,000	Pioneer Drilling Co. (a)	1,860,000
115,000	Precision Drilling Corp. (a)	888,950
30,000	Renewal Energy Group, Inc.	208,200
50,000	Stone Energy Corp. (a)	1,178,000
24,000	Superior Energy Services, Inc. (a)	519,360
12,000	TGC Industries, Inc. (a)	112,440
17,000	Tesco Corp. (a)	204,340
10,000	TransGlobe Energy Corp. (a)	103,000
22,500	Valero Energy Corp.	474,750
14,000	Western Refining, Inc.	270,760
		18,936,023

	Financials - 13.10%
14,000	Access National Corp.	171,080
15,500	Apollo Commercial Real Estate Finance, Inc.	246,140
45,000	Bank of America Corp.	330,750
5,000	Bank of Kentucky Financial Corp. / The	119,850
8,000	BB&T Corp.	241,760
12,000	BlackRock Kelso Capital Corp.	112,800
9,000	Cardinal Financial Corp.	102,600
27,000	Cathay General Bancorp	447,660
12,000	Citizens Republic Bancorp, Inc. (a)	195,120
3,000	Community Trust Bancorp, Inc.	99,090
8,500	Fidus Investment Corp.	116,875
300,000	Fifth Third Bancorp	4,005,000
13,000	First Defiance Financial Corp.	207,870
33,000	First Merchants Corp.	387,090
27,000	Hanover Insurance Group, Inc.	1,053,270
40,000	Homeowners Choice, Inc.	546,000

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
May 31, 2012
(Unaudited)

Shares	COMMON STOCKS - 99.39% - continued	Fair Value

	Financials - continued - 13.10%
90,000	Intervest Bancshares Corp. - Class A (a)	$341,100
29,000	MainSource Financial Group, Inc.	320,740
12,500	Medallion Financial Corp.	129,000
11,000	MidWestOne Financial Group, Inc.	211,860
50,000	Old National Bancorp	579,500
55,000	Oriental Financial Group, Inc.	575,850
55,000	Southcoast Financial Corp. (a)	126,500
12,000	TICC Capital Corp.	113,640
11,500	United Fire Group, Inc.	244,375
		11,025,520

	Health Care - 11.85%
11,000	Jazz Pharmaceuticals, Inc. (a)	475,200
5,000	Salix Pharmaceuticals, Ltd. (a)	259,050
10,000	Span-America Medical Systems, Inc.	175,000
110,000	Spectrum Pharmaceuticals, Inc. (a)	1,274,900
45,000	United Therapeutics Corp. (a)	1,990,800
55,000	Vertex Pharmaceuticals, Inc. (a)	3,302,200
35,000	Watson Pharmaceuticals, Inc. (a)	2,495,150
		9,972,300

	Industrials - 23.21%
23,000	AGCO Corp. (a)	924,830
100,000	Astrotech Corp. (a)	107,000
40,000	Caterpillar, Inc.	3,504,800
180,000	Commercial Vehicle Group, Inc. (a)	1,571,400
20,000	CPI Aerostructures, Inc. (a)	291,200
24,000	FreightCar America, Inc.	475,920
200,000	Goldfield Corp. / The (a)	294,000
210,000	Greenbrier Companies, Inc. / The (a)	2,906,400
50,000	Hawaiian Holdings, Inc. (a)	289,000
15,000	Hurco Companies, Inc. (a)	330,900
30,000	KSW, Inc.	116,700
31,000	PACCAR, Inc.	1,164,670
11,000	Patrick Industries, Inc. (a)	144,540
180,000	Perma-Fix Environmental Services, Inc. (a)	199,800
20,000	Rand Logistics, Inc. (a)	150,000
13,000	SeaCube Container Leasing Ltd.	236,860
170,000	Titan International, Inc.	3,808,000
40,000	Titan Machinery, Inc. (a)	1,234,000
25,000	TRC Companies, Inc. (a)	150,750
9,500	Trinity Industries, Inc.	234,650
38,000	Tutor Perini Corp. (a)	427,120
140,000	Wabash National Corp. (a)	974,400
		19,536,940

	Information Technology - 6.08%
4,000	Apple, Inc.	2,310,920
9,000	EchoStar Corp. - Class A (a)	251,730
26,000	Key Tronic Corp. (a)	251,940
65,000	LSI Corp. (a)	432,250
17,000	ValueClick, Inc. (a)	298,180
50,000	Western Digital Corp. (a)	1,569,500
		5,114,520

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
May 31, 2012
(Unaudited)

Shares	COMMON STOCKS - 99.39% - continued	Fair Value

	Materials - 20.87%
85,000	A. M. Castle & Co. (a)	$932,450
450,000	AuRico Gold, Inc. (a)	3,339,000
260,000	Aurizon Mines Ltd. (a)	1,250,600
13,000	CF Industries Holdings, Inc.	2,222,480
115,000	Core Molding Technologies, Inc. (a)	886,650
65,000	Endeavour Silver Corp. (a)	564,200
27,000	Fortuna Silver Mines, Inc. (a)	104,760
200,000	Kronos Worldwide, Inc.	3,376,000
100,000	Metals USA Holdings Corp. (a)	1,452,000
37,000	Nevsun Resources Ltd.	131,350
30,000	Reliance Steel & Aluminum Co.	1,416,300
65,000	Revett Minerals, Inc. (a)	217,100
18,000	Universal Stainless & Alloy Products, Inc. (a)	724,320
78,000	US Silica Holdings, Inc. (a)	949,260
		17,566,470

	TOTAL COMMON STOCKS (Cost $91,666,681)	83,663,803

	MONEY MARKET SECURITIES - 0.46%

383,923	Fidelity Institutional Money Market Treasury Portfolio - Class I, 0.01% (b)	383,923

	TOTAL MONEY MARKET SECURITIES (Cost $383,923)	383,923

	TOTAL INVESTMENTS (Cost $92,050,604) - 99.85%	$84,047,726

	Assets in excess of liabilities - 0.15%	126,881

	TOTAL NET ASSETS - 100.00%	$84,174,607

(a) Non-income producing securities
(b) Variable rate security; the money market rate shown represents the rate at May 31, 2012.

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
Statement of Assets and Liabilities
May 31, 2012
(Unaudited)

Assets
Investments in securities, at fair value (cost $92,050,604)	$84,047,726
Receivable for investments sold	289,238
Dividends receivable	53,117
Receivable for fund shares purchased	7,500
Prepaid expenses	17,819
Interest receivable	28
Total assets	84,415,428

Liabilities
Payable for investments purchased	47,972
Payable for fund shares redeemed	34,835
Payable to Advisor (a)	123,353
Payable to administrator, fund accountant, and transfer agent (a)	13,691
Payable to custodian (a)	3,142
Other accrued expenses	17,828
Total liabilities	240,821

Net Assets	$84,174,607

Net Assets consist of:
Paid in capital	$138,952,293
Accumulated net investment income (loss)	(545,829)
Accumulated net realized gain (loss) from investment transactions	(46,228,979)
Net unrealized (depreciation) on investments	(8,002,878)

Net Assets	$84,174,607

Shares outstanding (unlimited number of shares authorized)	15,333,644

Net Asset Value and offering price per share	$5.49

Redemption price per share (Net Asset Value * 99%) (b)	$5.44

(a) See Note 4 in the Notes to the Financial Statements.
(b) The Fund charges a 1.00% redemption fee on shares redeemed within 7 days of purchase.

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
Statement of Operations
For the Six Months Ended May 31, 2012
(Unaudited)

Investment Income
Dividend income (Net of foreign tax withheld of $9,297)	$525,517
Interest income	131
Total Investment Income	525,648

Expenses
Investment Advisor fee (a)	902,552
Administration expenses (a)	53,596
Transfer agent expenses (a)	24,481
Fund accounting expenses (a)	21,958
Registration expenses	13,911
Custodian expenses (a)	12,306
Printing expenses	9,704
Legal expenses	8,542
Auditing expenses	7,500
Trustee expenses	4,971
CCO expenses	4,256
Pricing expenses	2,719
Insurance expense	2,492
Other expenses	1,250
Miscellaneous expenses	1,239
Total Expenses	1,071,477
Net Investment Income (Loss)	(545,829)

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities	(4,692,424)
Change in unrealized appreciation (depreciation)
on investment securities	(366,663)
Net realized and unrealized gain (loss) on investment securities	(5,059,087)
Net increase (decrease) in net assets resulting from operations	$(5,604,916)

(a) See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
Statements of Changes In Net Assets

	Six Months	Fiscal Year
	Ended	Year Ended
	May 31, 2012	November 30,
Increase (decrease) in net assets from:	(Unaudited)	2011
Operations
Net investment income (loss)	$(545,829)	$(1,578,621)
Net realized gain (loss) on investment securities	(4,692,424)	3,618,851
Change in unrealized appreciation (depreciation) on investment securities	(366,663)	(5,755,556)
Net increase (decrease) in net assets resulting from operations	(5,604,916)	(3,715,326)

Capital Share Transactions
Proceeds from Fund shares sold	2,672,625	53,472,392
Amount paid for Fund shares redeemed	(48,910,653)	(121,670,093)
Proceeds from redemption fees collected	11	18
Net increase (decrease) in net assets resulting
from capital share transactions	(46,238,017)	(68,197,683)

Total Increase (Decrease) in Net Assets	(51,842,933)	(71,913,009)

Net Assets
Beginning of period	136,017,540	207,930,549

End of period	$84,174,607	$136,017,540

Accumulated undistributed net investment income (loss)
included in net assets at end of period	$(545,829)	$-

Capital Share Transactions
Shares sold	424,620	7,513,190
Shares redeemed	(8,065,390)	(17,996,256)

Net increase (decrease) from capital share transactions	(7,640,770)	(10,483,066)

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
Financial Highlights
(For a share outstanding during each period)

	Six Months Ended May 31, 2012		Fiscal Year Ended November 30,				Period Ended November 30,
	(Unaudited)		2011		2010	2009	2008	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 5.92		$ 6.21		$ 6.02	$ 4.55	$ 10.00

Income from investment operations:
Net investment income (loss)	(0.04)		(0.06)	(b)	(0.04)	(0.03)	(0.04)	(b)
Net realized and unrealized gain (loss) on investments	(0.39)		(0.23)		0.23	1.50	(5.41)	(c)
Total from investment operations	(0.43)		(0.29)		0.19	1.47	(5.45)

Less Distributions to shareholders:
Return of capital	-		-		-	-	-	(d)
Total distributions	-		-		-	-	-

Paid in capital from redemption fees (e)	0.00		0.00		0.00	0.00	0.00

Net asset value, end of period	$ 5.49		$ 5.92		$ 6.21	$ 6.02	$ 4.55

Total Return (f)	(7.26)%	(h)	(4.67)%		3.16%	32.31%	(54.48)%	(g)(h)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 84,175		$ 136,018		$ 207,931	$ 159,388	$ 83,578
Ratio of expenses to average net assets	1.78%	(i)	1.71%		1.72%	1.82%	1.94%	(i)
Ratio of net investment income (loss) to
average net assets	(0.90)%	(i)	(0.81)%		(0.68)%	(0.75)%	(0.59)%	(i)
Portfolio turnover rate	80.41%		145.39%		148.55%	221.75%	115.90%

(a) For the period December 28, 2007 (Commencement of Operations) to November 30, 2008.
(b) Per share net investment income has been calculated using the average shares method.
(c) Reimbursement of loss on investment trade from Advisor is reflected. The effect on the Fund was less than $0.005 per share.
(d) Return of capital distributions resulted in less than $0.005 per share.
(e) Redemption fees resulted in less than $0.005 per share.
(f) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(g) Reimbursement of loss on investment trade did not affect total return.
(h) Not annualized.
(i) Annualized.

AUER GROWTH FUND
Notes to the Financial Statements
May 31, 2012
(Unaudited)

NOTE 1.  ORGANIZATION

The Auer Growth Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on September 10, 2007.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series.  The investment objective of the Auer Growth Fund is to provide long-term capital appreciation.  The Fund is one of a series of funds currently authorized by the Board.  The Fund’s investment advisor is SBAuer Funds, LLC (the “Advisor”).

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended May 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The first in, first out (“FIFO”) method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Dividend income from Real Estate Investment Trusts (“REITs”) and distributions from Limited Partnerships are recognized on the ex-date.  The calendar year-end classification of distributions received from REITs during the fiscal year is reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available.  Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

AUER GROWTH FUND
Notes to the Financial Statements - continued
May 31, 2012
(Unaudited)

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES – continued

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

AUER GROWTH FUND
Notes to the Financial Statements - continued
May 31, 2012
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$83,663,803	$-	$-	$83,663,803

Money Market Securities	383,923	-	-	383,923

Total	$84,047,726	$-	$-	$84,047,726
*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.  During the six months ended May 31, 2012, there were no transfers between levels.  The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

AUER GROWTH FUND
Notes to the Financial Statements - continued
May 31, 2012
(Unaudited)

NOTE 4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the Fund’s average net assets. For the six months ended May 31, 2012, the Advisor earned a fee of $902,552 from the Fund.  At May 31, 2012, the Fund owed the Advisor $123,353 for advisory services.   The Advisor contractually has agreed to waive its management fee and/or reimburse expenses, but only to the extent necessary so that the Fund’s total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), any 12b-1 fees, taxes, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds), do not exceed 1.95% of the average daily net assets of the Fund.  The contractual agreement is in effect through March 31, 2013.  Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.95% expense limitation.  During the six months ended May 31, 2012, there were no waivers or reimbursements by the Advisor to the Fund.

The Trust retains Huntington Asset Services, Inc. (“HASI”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.  For the six months ended May 31, 2012, HASI earned fees of $53,596 for administrative services provided to the Fund. At May 31, 2012, the Fund owed HASI $7,180 for administrative services.  Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, the Fund’s distributor (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six months ended May 31, 2012, the Custodian earned fees of $12,306 for custody services provided to the Fund. At May 31, 2012, the Fund owed the Custodian $3,142 for custody services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended May 31, 2012, HASI earned fees of $17,085 from the Fund for transfer agent services and $7,396 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the six months ended May 31, 2012, HASI earned fees of $21,958 from the Fund for fund accounting services.  At May 31, 2012, the Fund owed HASI $3,296 for transfer agent services.  At May 31, 2012, the Fund owed HASI $3,215 for fund accounting services.  The Distributor acts as the principal distributor of the Fund.  There were no payments made to the Distributor by the Fund for the six months ended May 31, 2012.  The Distributor, HASI, and the Custodian are controlled by Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor; such persons may be deemed to be affiliates of the Distributor.

NOTE 5.  INVESTMENTS

For the six months ended May 31, 2012, purchases and sales of investment securities, other than short-term investments were as follows:
Amount
Purchases
U.S. Government Obligations	$-
Other	93,560,256
Sales
U.S. Government Obligations	$-
Other	138,976,764

AUER GROWTH FUND
Notes to the Financial Statements - continued
May 31, 2012
(Unaudited)

NOTE 5.  INVESTMENTS – continued

At May 31, 2012, the appreciation (depreciation) of investments for tax purposes was as follows:

Amount
Gross Appreciation	$4,236,034
Gross (Depreciation)	(23,550,370)
Net Depreciation
on Investments	$(19,314,336)

At May 31, 2012, the aggregate cost of securities for federal income tax purposes, was $103,362,062.

NOTE 6.  ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2012, SEI Private Trust Co., for the benefit of others, owned 56.61% of the Fund and thus may be deemed to control the Fund.

NOTE 8.  DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions made to shareholders during the six months ended May 31, 2012 or during the fiscal year ended November 30, 2011.

At November 30, 2011, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistibuted ordinary income	$-
Capital loss carryforward	(30,225,097)
Unrealized depreciation	(18,947,673)
$(49,172,770)

At November 30, 2011, the difference between book basis and tax basis unrealized depreciation are attributable to the tax deferral of post-October losses in the amount of $11,208,259 and wash sale losses deferral in the amount of $103,199.

AUER GROWTH FUND
Notes to the Financial Statements - continued
May 31, 2012
(Unaudited)

NOTE 9.  CAPITAL LOSS CARRYFORWARDS

As of November 30, 2011, the Fund has available for federal tax purposes an unused capital loss carryforward of $30,225,097, which is available for offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.  The carryforward expires as follows:

Amount	Expires November 30,

$30,225,097	2017

NOTE 10.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Trust.  There are no subsequent events to report.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period is available without charge upon request by (1) calling the Fund at (888) 711-2837 (Auer) and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly, Interested
Kenneth G.Y. Grant

OFFICERS
John C. Swhear, Interim President
Robert W. Silva, Chief Financial Officer and Treasurer
Lynn E. Wood, Chief Compliance Officer
Tara Pierson, Secretary

INVESTMENT ADVISOR
SBAuer Funds, LLC
10401 N. Meridian Street, Suite 100
Indianapolis, IN  46290

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine LLP
312 Walnut St., 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Leeb | *Funds*

Strategic Investing

Semi-Annual Report

May 31, 2012

Fund Adviser:

Leeb Capital Management, Inc.
8 West 40th Street
New York, New York 10018

Phone (866) 400-5332

Performance Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-400-5332.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Standard & Poor’s 500® Index and Russell 1000 Growth Index are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees.  The Standard & Poor’s 500® Index and Russell 1000 Growth Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The returns of the Indices are not reduced by any fees or operating expenses. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on December 26, 2006 (commencement of fund operations) and held through May 31, 2012. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The Standard & Poor’s 500® Index and Russell 1000 Growth Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Leeb Focus Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-866-400-5332. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS –   (Unaudited)

  1As a percent of net assets.
   2Companies with market capitalization of at least $3.5 billion.
   3 Companies with market capitalization less than $3.5 billion.

The investment objective of the Leeb Focus Fund (the “Fund”) is long-term capital appreciation, consistent with the preservation of capital.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period December 1, 2011 and held for the entire period through May 31, 2012.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid the During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Leeb Focus Fund	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During the Period Ended May 31, 2012
Actual *	$1,000.00	$1,023.02	$7.62
Hypothetical **	$1,000.00	$1,017.46	$7.60

*Expenses are equal to the Fund’s annualized expense ratio of 1.51%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).
** Assumes a 5% return before expenses.

Leeb Focus Fund
Schedule of Investments
May 31, 2012
(Unaudited)
		Fair
Common Stocks - 85.65%	Shares	Value

Commercial Banks - 2.60%
Toronto-Dominion Bank / The	2,600	$198,562

Computers & Office Equipment - 3.16%
International Business Machines Corp. (IBM)	1,250	241,125

Drilling Oil & Gas Wells - 1.82%
Ensco PLC	3,100	139,221

Electronic Computer - 3.97%
Apple, Inc.	525	303,308

Financial Services - 3.51%
American Express Co.	4,800	267,984

Mining Machinery & Equipment (No Oil & Gas Field Machinery & Equipment) - 1.83%
Joy Global, Inc.	2,500	139,650

National Commercial Banks - 3.57%
Wells Fargo & Co.	8,500	272,425

Natural Gas Transmission - 3.73%
Targa Resources Partners LP (b)	3,900	152,958
Williams Partners L.P (b)	2,500	132,250
		285,208

Oil, Gas Field Services - 7.01%
National Oilwell Varco, Inc.	2,500	166,875
Oceaneering International, Inc.	2,900	134,038
Schlumberger, Ltd.	3,700	234,025
		534,938

Pharmaceutical Preparations - 11.39%
Amylin Pharmaceuticals, Inc. (a)	4,200	111,342
Eli Lilly & Co.	5,900	241,605
Merck & Co., Inc.	4,000	150,320
Perrigo Co.	2,400	249,336
Roche Holdings AG (c)	3,000	117,510
		870,113

Public Building & Related Furniture - 1.97%
Johnson Controls, Inc.	5,000	150,700

Radio & TV Broadcasting & Communications Equipment - 2.40%
QUALCOMM, Inc.	3,200	183,392

Railroads, Line-Haul Operating - 2.04%
Union Pacific Corp.	1,400	155,960

Retail - Catalog & Mail-Order Houses - 3.07%
Amazon.com, Inc. (a)	1,100	234,201

Retail - Drug Stores & Proprietary Stores - 7.05%
CVS Caremark Corp.	6,400	287,616
Express Scripts, Inc. (a)	4,800	250,512
		538,128

Retail - Family Clothing Stores - 3.28%
TJX Companies, Inc./The	5,900	250,514

See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
May 31, 2012
(Unaudited)
		Fair
Common Stocks - 85.65% - continued	Shares	Value

Retail - Variety Stores - 7.97%
Dollar Tree, Inc. (a)	2,900	$299,222
Wal-Mart Stores, Inc.	4,700	309,354
		608,576

Semiconductor & Related Devices - 3.82%
Intel Corp.	11,300	291,992

Services - Computer Programming Services - 1.60%
Cognizant Technology Solutions Corp. - Class A (a)	2,100	122,325

Services - Engineering Services - 1.85%
URS Corp	3,900	141,063

Services - Prepackaged Software - 4.58%
Check Point Software Technologies Ltd. (a)	3,400	174,216
Microsoft Corp.	6,000	175,140
		349,356

Wholesale-Drugs Proprietaries & Druggists' Sundries - 3.43%
McKesson Corp.	3,000	261,840

TOTAL COMMON STOCKS (Cost $5,975,959)		6,540,581

Exchange-Traded Funds - 5.62%

iShares Silver Trust (a)	4,100	110,536
SPDR Gold Trust (a)	2,100	318,402

TOTAL EXCHANGE-TRADED FUNDS (Cost $463,549)		428,938

Exchange-Traded Notes - 2.58%

iPath Dow Jones - UBS Copper Subindex Total Return ETN (a)	4,600	196,926

TOTAL EXCHANGE-TRADED NOTES (Cost $222,754)		196,926

	Principal
	Amount
U.S. Government Treasury STRIPs - 4.42%
U.S. Treasury STRIP, 0.00%, 08/15/2041	775,000	337,424

TOTAL U.S. GOVERNMENT TREASURY STRIPS (Cost $313,125)		337,424

	Shares
Money Market Securities - 1.88%
Fidelity Institutional Money Market Portfolio - Class I - 0.23% (d)	143,389	143,389

TOTAL MONEY MARKET SECURITIES (Cost $143,389)		143,389

TOTAL INVESTMENTS (Cost $7,118,776) - 100.15%		$7,647,258

Liabilities in excess of other assets - (0.15)%		(11,167)

TOTAL NET ASSETS - 100.00%		$7,636,091

(a) Non-income producing.
(b) Limited Partnership.
(c) America Depositary Receipt.
(d) Variable rate security; the money market rate shown represents the rate at May 31, 2012.

See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Statement of Assets and Liabilities
May 31, 2012
(Unaudited)

Assets
Investments in securities:
At cost	$7,118,776
At value	$7,647,258

Receivable for investments sold	$107,519
Receivable for fund shares sold	5,000
Dividends receivable	14,438
Prepaid expenses	14,497
Receivable due from Adviser (a)	24,575
Interest receivable	36
Total assets	7,813,323

Liabilities
Payable for investments purchased	105,231
Payable for fund shares redeemed	47,710
Payable to administrator, fund accountant, and transfer agent (a)	11,453
Payable to trustees and officers	163
Payable to custodian (a)	463
Other accrued expenses	12,212
Total liabilities	177,232

Net Assets	$7,636,091

Net Assets consist of:
Paid in capital	$9,895,818
Accumulated undistributed net investment income (loss)	(8,086)
Accumulated undistributed net realized gain (loss) from investment transactions	(2,780,123)
Net unrealized appreciation (depreciation) on investments	528,482

Net Assets	$7,636,091

Shares outstanding (unlimited number of shares authorized)	773,279

Net Asset Value and offering price per share	$9.87

Redemption price per share (9.87*0.98) (b)	$9.67

(a) See Note 4 in the Notes to the Financial Statements.
(b) The Fund charges a 2.00% redemption fee on shares redeemed within 60 calendar days after they are purchased. Shares are redeemed at the Net Asset Value if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Statement of Operations
For the six months ended May 31, 2012

Investment Income
Dividend income (Net of foreign withholding taxes of $678)	$53,206
Interest income	4,155
Total Income	57,361

Expenses
Investment Adviser fee (a)	36,192
Transfer agent expenses (a)	25,028
Administration expenses (a)	15,528
Fund accounting expenses (a)	12,501
Legal expenses	7,474
Registration expenses	10,980
Auditing expenses	8,600
Trustee expenses	5,040
CCO expenses	4,231
Custodian expenses (a)	5,261
Pricing expenses	1,140
Miscellaneous expenses	535
Insurance expenses	1,647
Total Expenses	134,157
Fees waived and expenses reimbursed by Adviser (a)	(70,411)
Other expense - Overdraft fee	254
Net operating expenses	64,000
Net Investment Income (Loss)	(6,639)

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	284,493
Change in unrealized appreciation (depreciation) on investment securities	(99,880)
Net realized and unrealized gain (loss) on investment securities	184,613
Net increase (decrease) in net assets resulting from operations	$177,974

(a) See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Statements of Changes In Net Assets

	Six months ended
	May 31, 2012	Year ended
Increase (Decrease) in Net Assets From:	(Unaudited)	November 30, 2010
Operations:
Net investment income (loss)	$(6,639)	$(39,491)
Net realized gain (loss) on investment securities	284,493	497,220
Change in unrealized appreciation (depreciation) on investment securities	(99,880)	(744,851)
Net increase (decrease) in net assets resulting from operations	177,974	(287,122)

Distributions:
From net investment income	(19,146)	(2,813)
Total distributions	(19,146)	(2,813)

Capital Share Transactions
Proceeds from shares sold	845,444	1,355,968
Proceeds from redemption fees (a)	556	601
Reinvestment of distributions	17,071	2,561
Amount paid for shares redeemed	(3,201,508)	(2,314,849)
Net increase (decrease) in net assets resulting
from share transactions	(2,338,437)	(955,719)

Total Increase (Decrease) in Net Assets	(2,179,609)	(1,245,654)

Net Assets
Beginning of period	9,815,700	11,061,354

End of period	$7,636,091	$9,815,700

Accumulated undistributed net investment income (loss)
included in net assets at the end of each period	$(8,086)	$17,699

Capital Share Transactions
Shares sold	82,900	129,441
Shares issued in reinvestment of distributions	1,841	244
Shares redeemed	(326,018)	(228,292)

Net increase (decrease) from capital share transactions	(241,277)	(98,607)

(a) The Fund charges a 2.00% redemption fee on shares redeemed within 60 calendar days after they are purchased. Shares are redeemed at the Net Asset Value if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Financial Highlights
(For a share outstanding during the period)

	Six months ended May 31, 2012 (Unaudited)		Year ended November 30, 2011		Year ended November 30, 2010		Year ended November 30, 2009		Year ended November 30, 2008		Period ended November 30, 2007	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 9.67		$ 9.94		$ 9.17		$ 7.53		$ 11.90		$ 10.00
Income from investment operations:
Net investment income	(0.01)		(0.04)		-	(b)	0.03		0.02		0.16
Net realized and unrealized gain (loss)	0.23		(0.23)		0.80		1.63		(4.20)		1.75
Total from investment operations	0.22		(0.27)		0.80		1.66		(4.18)		1.91

Less Distributions to shareholders:
From net investment income	(0.02)		-	(b)	(0.03)		(0.02)		(0.15)		(0.01)
From net realized gain	-		-		-		-		(0.04)		-
Total distributions	(0.02)		-		(0.03)		(0.02)		(0.19)		(0.01)

Paid in capital from redemption fees	-	(b)	-	(b)	-	(b)	-	(b)	-	(b)	-

Net asset value, end of period	$ 9.87		$ 9.67		$ 9.94		$ 9.17		$ 7.53		$ 11.90

Total Return (c)	2.30%	(d)	-2.69%		8.76%		22.08%		-35.68%		19.16%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 7,636		$ 9,816		$ 11,061		$ 12,505		$ 11,539		$ 10,002
Ratio of expenses to average net assets	1.50%	(e)(f)	1.50%		1.50%		1.50%		1.50%		1.50%	(e)
Ratio of expenses to average net assets
before waiver & reimbursement	3.16%	(e)	2.67%		2.54%		2.54%		2.13%		3.89%	(e)
Ratio of net investment income to
average net assets	(0.16)%	(e)	(0.35)%		(0.03)%		0.42%		0.15%		1.97%	(e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(1.81)%	(e)	(1.52)%		(1.07)%		(0.62)%		(0.48)%		(0.42)%	(e)
Portfolio turnover rate	41.66%		116.66%		70.04%		79.23%		114.85%		54.69%

(a) For the period December 26, 2006 (Commencement of Operations) to November 30, 2007.
(b) Resulted in less than $0.005 per share.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.
(f) Excludes overdraft charges of 0.01%.

See accompanying notes which are an integral part of these financial statements.

  Leeb Focus Fund
Notes to the Financial Statements
May 31, 2012
(Unaudited)

NOTE 1.  ORGANIZATION

Leeb Focus Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on August 14, 2006.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is one of a series of funds currently authorized by the Trustees.  The Fund commenced investment operations on December 26, 2006.  The Fund’s investment adviser is Leeb Capital Management, Inc. (the “Adviser”). The investment objective of the Leeb Focus Fund (the “Fund”) is to provide long-term capital appreciation, consistent with the preservation of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended May 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. federal tax authorities for all tax years for tax years prior to 2008.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

  Leeb Focus Fund
Notes to the Financial Statements
May 31, 2012
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Dividends and Distributions – The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders at least annually.  These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless shareholders request cash distributions on their application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.  For the six months ended May 31, 2012, there were no such reclassifications.

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds, and exchange-traded notes, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.

  Leeb Focus Fund
Notes to the Financial Statements
May 31, 2012
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including U.S. Government Treasury STRIPS, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Leeb Focus Fund
Notes to the Financial Statements
May 31, 2012
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks *	$6,540,581	$-	$-	$6,540,581

Exchange-Traded Funds	428,938	-	-	428,938

Exchange-Traded Notes	196,926	-	-	196,926

U.S. Government Treasury STRIPS	-	337,424	-	337,424

Money Market Securities	143,389	-	-	143,389

Total	$7,309,834	$337,424	$-	$7,647,258
*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended May 31, 2012, the Funds had no transfers between any Levels. The Funds did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the daily net assets of the Fund. For the six months ended May 31, 2012, before the waivers disclosed below, the Adviser earned a fee of $36,192 from the Fund.

The Adviser has contractually agreed through June 30, 2013 to waive its management fee and/or reimburse certain Fund operating expenses so that the Fund’s total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and any indirect expenses (such as expenses incurred by other investment companies in which the Fund invests; and extraordinary litigation expenses) do not exceed 1.50% of the Fund’s average daily net assets. For the six months ended May 31, 2012, the Adviser waived fees and reimbursed expenses of $70,411. At May 31, 2012, the Fund was owed $24,575 by the Adviser. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense occurred, provided the Fund is able to make the repayment without exceeding the above stated expense limitations.

Leeb Focus Fund
Notes to the Financial Statements
May 31, 2012
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Fees waived during the six months ended May 31, 2012 totaling $70,411 may be subject to potential recoupment by the Adviser through November 30, 2015.  The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at May 31, 2012 were as follows:

		Recoverable through
	Amount	November 30,

Focus Fund	$117,243	2012
	$116,768	2013
	$131,905	2014

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.  For the six months ended May 31, 2012, HASI earned fees of $15,528 for administrative services provided to the Fund.   At May 31, 2012, the Fund owed HASI $2,903 for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six months ended May 31, 2012, the Custodian earned fees of $5,261 for custody services provided to the Fund. At May 31, 2012, the Fund owed the Custodian $463 for custody services.

The Trust retains HASI to act as the Fund’s transfer agent and to provide the Fund with fund accounting services.  For the six months ended May 31, 2012, HASI earned fees of $25,028 from the Fund for transfer agent services. For the six months ended May 31, 2012, HASI earned fees of $12,501 from the Fund for fund accounting services. At May 31, 2012, the Fund owed HASI $6,465 for transfer agent services and $2,085 for fund accounting services.

The Distributor acts as the principal distributor of the Fund’s shares.  There were no payments made to the Distributor by the Fund during the six months ended May 31, 2012. A Trustee is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

NOTE 5.  INVESTMENTS

For the six months ended May 31, 2012, purchases and sales of investment securities, other than short-term investments were as follows:

Amount
Purchases
U.S. Government Obligations	$330,705
Other	3,156,894
Sales
U.S. Government Obligations	$469,502
Other	5,424,450

Leeb Focus Fund
Notes to the Financial Statements
May 31, 2012
(Unaudited)

NOTE 5.  INVESTMENTS – continued

At May 31, 2012, the appreciation (depreciation) of investments for tax purposes was as follows:

Focus Fund
Gross Appreciation	$899,329
Gross (Depreciation)	(372,977)
Net Appreciation (Depreciation)
on Investments	$526,352

At May 31, 2012, the aggregate cost of securities for federal income tax purposes was $7,120,906.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2012, Charles Schwab & Company, Inc. (“Schwab”), for the benefit of its customers, owned 54.24% shares of the Fund. As a result, Schwab may be deemed to control the Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

On December 28, 2011, an income distribution of $0.0212 per share was made to shareholders of record on December 27, 2011. See Note 11.

The tax characterization of distributions for the fiscal years ended November 30, 2011 and November 30, 2010 is as follows:

	2011	2010
Distributions paid from:
Ordinary Income	$2,813	$41,017
	$2,813	$41,017

At November 30, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$16,290
Capital Loss Carryforward	(3,061,061)
Unrealized Appreciation (Depreciation)	626,232
Other Accumulated Losses	(16)
$(2,418,555)
 At November 30, 2011, there were no difference between book basis and tax basis unrealized appreciation .

Leeb Focus Fund
Notes to the Financial Statements
May 31, 2012
(Unaudited)

NOTE 9. Capital Loss Carryforward

At November 30, 2011, the Focus Fund had available for federal tax purposes unused capital loss carryforwards of $3,061,061, which is available to offset future realized capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.  The carryforwards expires as follows:

Amount	Expires November 30,

3,061,061	2017
NOTE 10.    SUBSEQUENT EVENT

Subsequent to November 30, 2011, management determined that the Focus Fund had improperly calculated its dividends paid deduction for the taxable year-ended November 30, 2010 due to the Fund’s failure to pay the appropriate dividend amount under Internal Revenue Code (“IRC”) Section 855, for that tax year. On, December 28, 2011, the Fund paid a Deficiency Dividend (as defined under IRC Section 860) to shareholders of record on December 27, 2011, in the amount of $16,290, (which is included in the total amount of distribution described in Note 8 paid on December 28, 2011), to reduce the Fund’s taxable income for the taxable year-ended November 30, 2010 to $0.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Funds at (866) 400-5332 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Kenneth G.Y. Grant
Nancy V. Kelly, Interested

OFFICERS
John C. Swhear, Interim President
Robert W. Silva, Principal Financial Officer and Treasurer
Tara Pierson, Secretary
Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISER
Leeb Capital Management, Inc.
8 West 40th Street
New York, NY 10018

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One U.S. Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 S. High St.
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus, which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Roosevelt Multi-Cap Fund

Semi-Annual Report

May 31, 2012

Fund Adviser:

The Roosevelt Investment Group, Inc.
317 Madison Avenue
Suite 1004
New York, NY  10017

Toll Free: (877) 322-0576

  Investment Results   (Unaudited)

*      Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**  The S&P 500® Index and the Russell 3000 Index are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees.  These Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted.  For more information on the Roosevelt Multi-Cap Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-322-0576.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

Comparison of the Growth of a $10,000 Investment in the Roosevelt Multi-Cap Fund,
the S&P 500® Index, and the Russell 3000 Index:

The graph shows the value of a hypothetical initial investment of $10,000 in the Fund, the S&P 500® Index, and the Russell 3000 Index on May 31, 2002 and held through May 31, 2012.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The S&P 500® Index and the Russell 3000 Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.  For more information on the Roosevelt Multi-Cap Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-322-0576.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings   (Unaudited)

      1As a percentage of net assets.

The investment objective of the Roosevelt Multi-Cap Fund is long-term capital appreciation.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov.  The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, consisting of management fees, distribution and/or service    (12b-1) fees, and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the six months from December 1, 2011 to May 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Roosevelt Multi-Cap Fund	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid for the Period December 1, 2011– May 31, 2012*
Actual	$1,000.00	$1,075.24	$6.56
Hypothetical**	$1,000.00	$1,018.68	$6.38

   *Expenses are equal to the Fund’s annualized expense ratio of 1.27%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).
**Assumes a 5% return before expenses.

Roosevelt Multi-Cap Fund
Schedule of Investments
May 31, 2012
(Unaudited)

Common Stocks - 90.67%	Shares	Fair Value

Consumer Discretionary - 23.36%
Barnes & Noble, Inc. (a)	103,466	$1,699,946
D.R. Horton Inc.	209,534	3,478,264
Home Depot, Inc./The	70,786	3,492,581
Lennar Corp. - Class A	159,762	4,359,905
McDonald's Corp.	32,799	2,930,263
NIKE, Inc. - Class B	21,834	2,362,002
Nordstrom, Inc.	65,046	3,081,229
PVH Corp.	37,433	3,032,073
Robert Half International, Inc.	128,753	3,659,160
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	21,564	1,927,175
Whirlpool Corp.	31,051	1,921,436
Wyndham Worldwide Corp.	36,343	1,809,881
		33,753,915

Consumer Staples - 8.16%
Beam, Inc.	57,045	3,454,645
GNC Holdings, Inc. - Class A	45,087	1,737,202
Lorillard, Inc.	29,415	3,635,694
Monster Beverage Corp. (a)	40,836	2,964,694
		11,792,235

Energy - 3.91%
Cheniere Energy, Inc. (a)	133,180	1,869,847
Kinder Morgan Management, LLC. (a)	53,230	3,780,894
		5,650,741

Financials - 15.31%
Capital One Financial Corp.	56,164	2,885,145
Chubb Corp./The	45,755	3,297,563
Discover Financial Services	216,799	7,178,215
KeyCorp	110,811	831,083
Marsh & McLennan Companies, Inc.	142,354	4,552,481
SLM Corp.	241,892	3,379,231
		22,123,718

Health Care - 6.45%
Alexion Pharmaceuticals, Inc. (a)	30,464	2,759,124
Biogen Idec, Inc. (a)	27,996	3,660,477
Omnicare, Inc.	79,788	2,514,918
Perrigo Co.	3,610	375,043
		9,309,562

Industrials - 11.80%
Clean Harbors, Inc. (a)	58,318	3,619,798
Hertz Global Holdings, Inc. (a)	190,000	2,585,900
Owens Corning, Inc. (a)	33,821	1,043,716
Roper Industries, Inc.	24,063	2,435,657
Stanley Black & Decker, Inc.	58,204	3,856,015
TransDigm Group, Inc. (a)	21,792	2,680,416
Veeco Instruments, Inc. (a)	23,567	817,304
		17,038,806

See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
May 31, 2012
(Unaudited)

Common Stocks - 90.67% - continued	Shares	Fair Value

Information Technology - 13.70%
Apple, Inc.	7,711	$4,454,876
Cree, Inc. (a)	78,666	1,972,157
eBay, Inc. (a)	96,961	3,799,902
Microchip Technology, Inc.	88,705	2,751,629
Mitek Systems, Inc. (a)	280,000	593,600
Nuance Communications, Inc. (a)	134,710	2,787,150
Red Hat, Inc. (a)	29,101	1,495,209
VeriFone Systems, Inc. (a)	53,602	1,935,568
		19,790,091

Materials - 3.95%
Allegheny Technologies, Inc.	38,725	1,243,847
Israel Chemicals Ltd. (b)	146,929	1,533,939
LyondellBasell Industries NV - Class A	52,000	2,051,920
Methanex Corp.	31,358	877,083
		5,706,789

Telecommunication Services - 2.19%
tw telecom, inc (a)	136,517	3,165,829

Utilities - 1.84%
Questar Corp.	132,477	2,658,813

TOTAL COMMON STOCKS (Cost $115,437,548)		130,990,500

Exchange-Traded Funds - 6.36%

ProShares UltraShort QQQ (a)	56,376	1,987,818
ProShares UltraShort Russell 2000 (a)	57,940	1,987,921
ProShares UltraShort S&P 500 (a)	29,076	497,490
UltraShort MSCI Europe (a)	100,302	4,710,182
		9,183,411

TOTAL EXCHANGE-TRADED FUNDS (Cost $8,857,301)		9,183,411

U.S. Government Securities - 2.57%	Principal

U.S. Treasury "Strips," 4.75%, 2/15/2037 (a)	$7,223,000	$3,722,207

TOTAL U.S. GOVERNMENT SECURITIES (Cost $3,202,481)		3,722,207

TOTAL INVESTMENTS (Cost $127,497,330) - 99.60%		$143,896,118

Other assets less liabilities - 0.40%		576,357

TOTAL NET ASSETS - 100.00%		$144,472,475

(a) Non-income producing.
(b) American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Statement of Assets and Liabilities
May 31, 2012
(Unaudited)

Assets
Investments in securities, at fair value (cost $127,497,330)	$143,896,118
Receivable for investments sold	3,406,216
Receivable for fund shares sold	77,351
Dividends receivable	256,162
Tax reclaim receivable	9,996
Interest receivable	127
Total assets	147,645,970

Liabilities
Cash overdraft	371,022
Payable for investments purchased	2,474,055
Payable for fund shares redeemed	154,628
Payable to Adviser (a)	125,829
Accrued 12b-1 fees (a)	47,961
Total liabilities	3,173,495

Net Assets	$144,472,475

Net Assets consist of:
Paid in capital	$125,225,950
Accumulated undistributed net investment income (loss)	10,560
Accumulated net realized gain (loss) from investment transactions	2,837,177
Net unrealized appreciation (depreciation) on investments	16,398,788

Net Assets	$144,472,475

Shares outstanding (unlimited number of shares authorized)	9,263,384

Net Asset Value
Offering and redemption price per share	$15.60

(a) See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Statement of Operations
May 31, 2012
(Unaudited)

Investment Income
Dividend income (net of foreign witholding tax of $5,672)	$994,976
Interest income	15,685
Total Investment Income	1,010,661

Expenses
Investment Adviser fee (a)	758,593
12b-1 expense (a)	189,735
Overdraft fees	6,311
Trustee expenses	5,007
Total Expenses	959,646

Net Investment Income (Loss)	51,015

Realized and Unrealized Gain (loss) on Investments
Net realized gain (loss) on investment securities	7,156,366
Change in unrealized appreciation (depreciation) on investment securities	3,837,771
Net realized and unrealized gain (loss) on investment securities	10,994,137

Net increase (decrease) in net assets resulting from operations	$11,045,152

(a) See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2012	Year Ended
Increase (decrease) in net assets from:	(Unaudited)	November 30, 2011
Operations
Net investment income (loss)	$51,015	$(255,169)
Net realized gain (loss) on investment securities	7,156,366	16,221,176
Change in unrealized appreciation (depreciation) on investment securities	3,837,771	(21,593,488)
Net increase (decrease) in net assets resulting from operations	11,045,152	(5,627,481)

Distributions
From net investment income	(56,566)	(88,497)
From net realized gain	(13,713,892)	-
Total distributions	(13,770,458)	(88,497)

Capital Share Transactions
Proceeds from shares sold	18,900,736	86,867,374
Reinvestment of distributions	9,929,199	59,170
Amount paid for shares redeemed	(32,010,328)	(125,174,296)
Net increase (decrease) in net assets resulting
from capital share transactions	(3,180,393)	(38,247,752)

Total Increase (decrease) in Net Assets	(5,905,699)	(43,963,730)

Net Assets
Beginning of period	150,378,174	194,341,904

End of period	$144,472,475	$150,378,174

Accumulated undistributed net investment
income included in net assets at end of period	$10,560	$16,111

Capital Share Transactions
Shares sold	1,195,238	5,110,839
Shares issued in reinvestment of distributions	682,889	3,462
Shares redeemed	(2,019,930)	(7,520,288)

Net increase (decrease) from capital share transactions	(141,803)	(2,405,987)

See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Financial Highlights
(For a share outstanding during the period)

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2012		November 30,	November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2011	2010	2009	2008	2007

Selected Per Share Data
Net asset value, beginning of period	$ 15.99		$ 16.45	$ 14.45	$ 13.12	$ 18.87	$ 15.94

Income from investment operations
Net investment income (loss)	0.01		(0.03)	0.01	0.11 (a)	0.10 (a)	0.01
Net realized and unrealized gain (loss)	1.08		(0.42)	2.03	1.38	(4.77)	3.26
Total from investment operations	1.09		(0.45)	2.04	1.49	(4.67)	3.27

Less Distributions to shareholders:
From net investment income	(0.01)		(0.01)	(0.04)	(0.16)	-	(0.04)
From net realized gain	(1.47)		-	-	-	(1.08)	(0.30)
Total distributions	(1.48)		(0.01)	(0.04)	(0.16)	(1.08)	(0.34)

Net asset value, end of period	$ 15.60		$ 15.99	$ 16.45	$ 14.45	$ 13.12	$ 18.87

Total Return (b)	7.52%	(c)	(2.75)%	14.12%	11.52%	(26.33)%	20.90%

Net assets, end of period (000)	$ 144,472		$ 150,378	$ 194,342	$ 136,633	$ 54,837	$ 27,163
Ratio of expenses to average net assets	1.27%	(d)	1.26%	1.26%	1.26%	1.26%	1.27%
Ratio of net investment income (loss) to
average net assets	0.07%	(d)	(0.13)%	0.08%	0.87%	0.63%	0.05%
Portfolio turnover rate	47.60%		149.94%	121.57%	120.62%	109.79%	146.35%

(a) Per share net investment income has been calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.

See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Notes to the Financial Statements
May 31, 2012
(Unaudited)

NOTE 1.  ORGANIZATION

The Roosevelt Multi-Cap Fund (the “Fund”), was organized as a diversified series of Unified Series Trust (the “Trust”) to acquire all the assets of the Bull Moose Growth Fund, a series of AmeriPrime Advisors Trust (the “Predecessor Fund”), in a tax-free reorganization, effective September 23, 2005.  The Predecessor Fund commenced operations on December 21, 2001.  The Trust is an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series.  The Fund is one of a series of funds currently authorized by the Board.  The objective of the Fund is long-term capital appreciation.  The investment adviser to the Fund is The Roosevelt Investment Group (“Roosevelt” or the “Adviser”).

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income or complying with other provisions to be eligible for RIC qualification. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended May 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2008.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The average cost method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Short-term capital gains distributions received are recorded as dividend income for financial reporting purposes. Long-term capital gains distributions received are recorded as such for financial reporting purposes. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Roosevelt Multi-Cap Fund
Notes to the Financial Statements - continued
May 31, 2012
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and exchange-traded funds are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service or Adviser with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Roosevelt Multi-Cap Fund
Notes to the Financial Statements - continued
May 31, 2012
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS- continued

Investments in mutual funds, including money market securities, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities such as U.S. government securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$130,990,500	$-	$-	$130,990,500
Exchange-Traded Funds	9,183,411	-	-	9,183,411
U.S. Government Securities	3,722,207	-	-	3,722,207

Total	$143,896,118	$-	$-	$143,896,118
*Refer to the Schedule of Investments for industry classifications.

Roosevelt Multi-Cap Fund
Notes to the Financial Statements - continued
May 31, 2012
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.  The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between all Levels as of May 31, 2012.

NOTE 4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Adviser has agreed to provide investment advisory services to the Fund, and to pay most operating expenses of the Fund, in return for a "universal fee."  The Agreement states that the Fund, not the Adviser, is obligated to pay the following expenses:  brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), Rule 12b-1 fees and expenses of the non-interested trustees and such extraordinary or non-recurring expenses as may arise, including litigation and the indemnification of the Trust’s Trustees and Officers.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended May 31, 2012, the Adviser earned $758,593 from the Fund for its advisory services.  At May 31, 2012, the Fund owed the Adviser $125,829 for these services

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administration, fund accounting, and transfer agency services, including all regulatory reporting and necessary office equipment and personnel.  The Adviser pays all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain officers of the Trust are members of management and/or employees of HASI.  HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares.  A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that the Fund will pay the Adviser a fee aggregating 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of services to shareholders, including, but not necessarily limited to, advertising, compensation to dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”).  The Adviser may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred.  For the six months ended May 31, 2012, the Fund accrued 12b-1 fees of $189,735, of which $47,961 was unpaid at May 31, 2012.

Roosevelt Multi-Cap Fund
Notes to the Financial Statements - continued
May 31, 2012
(Unaudited)

NOTE 5.  INVESTMENTS

For the six months ended May 31, 2012, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases
U.S. Government Obligations	$3,187,662
Other	68,412,609
Sales
U.S. Government Obligations	$-
Other	88,862,919

At May 31, 2012, the net unrealized appreciation of investments for tax purposes was as follows:

Gross appreciation	$17,256,948

Gross depreciation	(4,954,521)

Net appreciation on investments	$12,302,427

At May 31, 2012, the aggregate cost of securities for federal income tax purposes was $131,593,691.

NOTE 6.  ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the Investment Company Act of 1940. At May 31, 2012, no single person or entity owned more than 25% of the Fund.

NOTE 8.  DISTRIBUTIONS TO SHAREHOLDERS

On December 28, 2011, an ordinary income distribution of $0.0061 per share was declared and paid to shareholders of record on December 27, 2011. On December 28, 2011, a long-term capital gains distribution of $1.4788 per share was declared and paid to shareholders of record on December 27, 2011.

The tax character of distributions paid during the fiscal years ended November 30, 2011 and 2010 is as follows:
	2011	2010

Ordinary Income	$88,497	$361,718
Total distributions paid	$88,497	$361,718

Roosevelt Multi-Cap Fund
Notes to the Financial Statements - continued
May 31, 2012
(Unaudited)

NOTE 8.  DISTRIBUTIONS TO SHAREHOLDERS - continued

At November 30, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gains	$56,565
Undistributed ordinary income	13,450,610
Unrealized net appreciation	8,464,656
$21,971,831

At November 30, 2011, the difference between book basis and tax-basis unrealized depreciation are primarily attributable to the tax deferral of post-October losses in the amount of $1,894,458, wash sale losses in the amount of $2,161,450, and tax treatments on certain investments.

NOTE 9. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Trust.  There are no subsequent events to report.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period is available without charge upon request by (1) calling the Fund at 1-877-322-0576 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Kenneth G.Y. Grant
Nancy V. Kelly, Interested

OFFICERS
John C. Swhear, Senior Vice President & Interim President
Robert W. Silva, Chief Financial Officer and Treasurer
Lynn E. Wood, Chief Compliance Officer
Tara Pierson, Secretary

INVESTMENT ADVISER
The Roosevelt Investment Group, Inc.
317 Madison Avenue, Suite 1004
New York, NY  10017

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine LLP
312 Walnut St., 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Item 2. Code of Ethics.   NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.  NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.  NOT APPLICABLE – applies to listed companies only

Item 6.  Schedule of Investments.  Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  NOT APPLICABLE – applies to closed-end funds only

Item 8.  Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  NOT APPLICABLE – applies to closed-end funds only

Item 10.  Submission of Matters to a Vote of Security Holders.
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.
(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of July 30, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)           Not Applicable – filed with annual report

(a)(2)
Certifications  by the  registrant's  principal  executive  officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule  30a-2under the Investment  Company Act of 1940 are filed herewith.

(a)(3)           Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Unified Series Trust

By
    __/s/ John C. Swhear_____________
John C. Swhear, Interim President

Date           7/30/2012_______

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
__           /s/ John C. Swhear___________
John C. Swhear, Interim President

Date           7/30/2012___

By
______/s/ Robert W. Silva__________
Robert W. Silva, Treasurer

Date           7/30/2012___                                __